UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03541
Asset Management Fund

(Exact name of registrant as specified in charter)
230 West Monroe Street, Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-527-3713
Date of fiscal year end: 10/31/08
Date of reporting period: 10/31/08
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ASSET MANAGEMENT FUND
230 West Monroe Street
Chicago, IL 60606

ASSET MANAGEMENT FUND

Managed by:
Shay Assets Management, Inc.

ANNUAL REPORT
October 31, 2008

CHAIRMAN’S LETTER

The Asset Management Fund (AMF) family of no load institutional mutual funds is pleased to present shareholders the 2008 Annual Report.

Global financial markets registered extraordinary declines during the twelve months ended October 31, 2008 as equity and fixed income markets around the world experienced unrelenting selling throughout the year. The initial spark in the world-wide selling binge, deterioration in the U.S. housing market, began a vicious self reinforcing cycle of asset value markdowns, capital erosion and forced liquidations that pushed prices of financial assets appreciably lower during the period. The result, referred to as the “financial crisis”, has been an acute reduction of liquidity (or the availability of credit) throughout the global financial system which, in turn, has posed a significant threat to economic growth both here and abroad. In response, our political and economic leadership have taken unprecedented steps in an effort to stop the slide, some of which would never have been imagined just a year ago.

In short, the fiscal year 2008 was an extraordinarily difficult one for financial markets, but particularly difficult for those operating in the eye of the financial storm, mortgage-oriented funds such as those within the AMF family. Against this backdrop, the Funds’ management continually seeks to make decisions that would benefit the Fund and its shareholders. We are committed to getting through the current financial crisis and maximizing shareholder value in the years to come.

Rodger D. Shay
Chairman
Asset Management Fund

The report has been prepared for the information of the shareholders of the Asset Management Fund and must be preceded or accompanied by a prospectus. It is not to be construed as an offering to sell or buy any shares of the Fund. Such an offering is made only by the prospectus.

ASSET MANAGEMENT FUND REVIEW
October 31, 2008

During the past fiscal year, the credit/fixed income markets experienced their most tumultuous period on record as various credit-sensitive segments of the market, particularly the mortgage markets, tumbled in dramatic fashion. These declines wreaked havoc throughout the global financial system; they have brought down a Who’s Who list of the Fortune 500’s most venerable institutions (FNMA, Freddie Mac, Bear Stearns, etc.) and even more incredibly, spawned the unprecedented financial crisis currently enveloping the United States.

The primary culprits in the downturn were problems in the U.S. housing market and too much leverage. The initial spark was deteriorating fundamentals in housing, specifically rising delinquencies and foreclosures and declining home values, which sent prices of many residential mortgage-backed securities sharply lower. These asset value markdowns started a vicious cycle of capital erosion, forced asset sales (sales by over-levered entities to bring leverage in line with reduced capital levels) and still lower prices. The result was unprecedented and unrelenting selling in the mortgage market which, in turn, precipitated selling throughout the rest of the credit-sensitive segments of the fixed income markets. In the midst of this financial market fallout, market participants became extremely risk-averse, market liquidity declined dramatically and credit spreads soared as investors, seeking safe havens, bid U.S. treasury yields to astonishingly low levels and backed away from anything that wasn’t explicitly guaranteed by the U.S. government. The end result of all of this was effectively the “perfect storm” or “100 year flood” in the financial markets during 2008, as all of the necessary ingredients coalesced at precisely the right time to send the credit markets into disarray.

The fallout in the financial markets also had a profound impact on U.S. economic activity during 2008, provoking a sharp reduction in the availability of credit (the life-blood of the U.S.’s economic growth over the past two decades). Traditional credit providers essentially pulled in their lending reins and significantly tightened their lending standards, hoarding capital/cash rather than lending it. These actions have dramatically slowed U.S. economic activity, producing alarming declines in consumer and business consumption and stunning increases in unemployment among numerous other indicators that are trending negatively. In response to this sharp contraction in credit availability, and keenly aware of its potentially severe consequences, the Federal Reserve and the U.S. Treasury have gone to unfathomable lengths to reverse the trend, reducing rates to near zero, expanding their respective balance sheets to buy everything from commercial paper to distressed mortgages and the list goes on. Their goal is to avoid a severe recession and put the U.S. back on the economic growth track without sparking inflation and their success in doing so will likely dictate how quickly the economy and fixed income markets recover from the financial crisis of 2008. If and/or when they succeed in freeing up credit, the economy and particularly housing (the primary culprit in all of this) should begin to stabilize, at which point financial markets should begin to improve. Until then, economic growth is likely to be flat or even negative and fixed income markets will remain mired in their current disrupted state.

As detailed below, the performance of AMF’s fixed income Funds during fiscal year 2008 was negatively impacted by the extraordinary market events that occurred during the period. AMF’s fixed income Funds, with the exception of the AMF Money Market Fund, are mortgage-oriented Funds that have traditionally invested in both the agency and non-agency (private-label) sectors of the mortgage market. These markets,

  Portfolio composition is subject to change.

  Past performance is not predictive of future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

ASSET MANAGEMENT FUND REVIEW
October 31, 2008

particularly the non-agency sector, experienced severe dislocation and, in some segments, significant price erosion during 2008. In response to these unprecedented negative market conditions, the Board of Trustees activated the redemption-in-kind provision for each of the respective Funds during 2008 to protect shareholders against the possibility of the Funds being forced to sell securities in a market under extreme duress and consequently, not conducive to the sale of assets. In addition, the Funds’ manager initiated a voluntary moratorium on new purchases of non-agency securities until such time as the manager determines new allocations to the non-agency sector are in the best interests of the Fund. Except for the AMF Money Market Fund, each of the fixed income Funds currently is closed to new investments.

AMF Ultra Short Mortgage Fund

The Fund began the first fiscal quarter ranked in the 38th percentile of its Morningstar peer group for the one-year period ended January 31, 2008. Ownership of agency-backed and high quality, short duration, non-agency hybrid ARMs contributed to this out-performance in the peer group. The Fund reduced its allocation to 1-Month LIBOR floaters from approximately 42% to 20% and redeployed the cash in super-senior, high-quality, non-agency hybrid collateral beginning in January 2008. The rationale for this reallocation was two-fold. First, 1-Month LIBOR began to fall as the Fed injected significant liquidity into the market. Second, at that time, super-senior, non-agency hybrid ARMs were trading at all time high yield spreads. However, at the end of April, the Fund began experiencing downgrades of selective holdings and the mortgage markets, particularly the non-agency sector, began to experience severe dislocation and, in some segments, significant price erosion. In response to these unprecedented negative mortgage market conditions and the downgrade of selective Fund holdings, the Funds’ manager initiated a voluntary moratorium on new purchases of non-agency securities until such time as the manager determines new allocations to the non-agency sector are in the best interests of the Fund. Due to continued deterioration in the market during the second half of the fiscal year, all existing and new cash from pay-downs of principal have been invested in various high-grade cash alternatives or redeployed in well-structured, agency-backed CMOs with estimated average lives of approximately one half year at the time of purchase. The Fund finished the fiscal year ranked in the 90th percentile of its Morningstar category for the one-year period ended October 31, 2008.

AMF Ultra Short Fund

The Fund began the first fiscal quarter ranked in the 35th percentile of its Morningstar peer group for the one-year period ended January 31, 2008. Ownership of CMO floaters and high quality, short duration hybrid ARMs backed by high-quality, non-agency collateral contributed to this out performance in the peer group. The Ultra Short Fund maintained an allocation to lower credit quality cash flows (AA and A), backed by non-agency hybrid collateral, that also was a positive contributor to the return of the Fund during this period. The Fund reduced its allocation to 1-Month LIBOR floaters from approximately 29% to 12% and redeployed the cash in super-senior, high-quality, non-agency hybrid collateral beginning in January 2008. The rationale for this reallocation was two-fold. First, 1-Month LIBOR began to fall as the Fed injected significant liquidity to the market. Second, at the time, super-senior, non-agency hybrid ARMs were trading at all time high yield spreads. However, at the end of April, the Fund began experiencing downgrades of selective holdings and

  Portfolio composition is subject to change.

  Past performance is not predictive of future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

ASSET MANAGEMENT FUND REVIEW
October 31, 2008

the mortgage markets, particularly the non-agency sector, began to experience severe dislocation and, in some segments, significant price erosion. In response to these unprecedented negative mortgage market conditions and the downgrade of selective Fund holdings, the Funds’ manager initiated a voluntary moratorium on new purchases of non-agency securities until such time as the manager determines new allocations to the non-agency sector are in the best interests of the Fund. Due to continued deterioration in the market during the second half of the fiscal year, all existing and new cash from pay-downs of principal have been invested in various high-grade cash alternatives or redeployed in well-structured, agency-backed CMOs with estimated average lives of approximately one half year at the time of purchase. The Fund finished the fiscal year ranked in the 97th percentile of its Morningstar category for the one-year period ended October 31, 2008.

AMF Short U.S. Government Fund

The Fund began the first fiscal quarter ranked in the 77th percentile of its Morningstar peer group for the one-year period ended January 31, 2008. A 6% allocation to treasury notes and an 18% allocation to seasoned 1-year CMT Agency ARMs were positive contributors to performance during the period. However, with the mortgage market deteriorating significantly during the year, the Fund’s reliance on mortgage-related securities, both agency and private label, caused the Fund to under perform versus its peer group for the year. In response to these unprecedented negative mortgage market conditions, the Funds’ manager initiated a voluntary moratorium on new purchases of non-agency securities until such time as the manager determines new allocations to the non-agency sector are in the best interests of the Fund. Due to continued deterioration in the market during the second half of the fiscal year, all existing and new cash from pay-downs of principal have been invested in various high-grade cash alternatives or redeployed in well-structured, agency-backed CMOs with estimated average lives of approximately one half year at the time of purchase. The Fund finished the fiscal year ranked in the 96th percentile of its Morningstar category for the one-year period ended October 31, 2008.

AMF Intermediate Mortgage Fund

The Fund began the first fiscal quarter ranked in the 99th percentile of its Morningstar peer group for the one-year period ended January 31, 2008. During 2008 the mortgage markets, and particularly the non-agency mortgage sector of the market, began to experience severe dislocation and, in some segments, significant price erosion. As a result, the Fund’s heavy reliance on non-agency CMOs and hybrid ARMs were largely responsible for the Fund’s under performance during the year versus the peer group. In response to these unprecedented negative mortgage market conditions and the downgrade of selective Fund holdings, the Funds’ manager initiated a voluntary moratorium on new purchases of non-agency securities until such time as the manager determines new allocations to the non-agency sector are in the best interests of the Fund. Due to continued deterioration in the market during the second half of the fiscal year, all existing and new cash from pay-downs of principal have been invested in various high-grade cash alternatives or redeployed in well-structured, agency-backed CMOs with estimated average lives of approximately one half year at the time

  Portfolio composition is subject to change.

  Past performance is not predictive of future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

ASSET MANAGEMENT FUND REVIEW
October 31, 2008

of purchase. The Fund finished the fiscal year ranked in the 99th percentile of its Morningstar category for the one-year period ended October 31, 2008.

AMF U.S. Government Mortgage Fund

The Fund began the first fiscal quarter ranked in the 79th percentile of its Morningstar peer group for the one-year period ended January 31, 2008. During 2008 the mortgage markets, and particularly the non-agency mortgage sector of the market, began to experience severe dislocation and, in some segments, significant price erosion. As a result, the Fund’s reliance on longer duration, agency-backed CMOs and its 16% allocation to non-agency hybrid ARMs were largely responsible for the Fund’s under performance during the year versus the peer group. In response to these unprecedented negative mortgage market conditions the Funds’ manager initiated a voluntary moratorium on new purchases of non-agency securities until such time as the manager determines new allocations to the non-agency sector are in the best interests of the Fund. Due to continued deterioration in the market during the second half of the fiscal year, all existing and new cash from pay-downs of principal have been invested in various high-grade cash alternatives or redeployed in well-structured, agency-backed CMOs with estimated average lives of approximately one half year at the time of purchase. The Fund finished the fiscal year ranked in the 98th percentile of its Morningstar category for the one-year period ended October 31, 2008.

  Portfolio composition is subject to change.

  Past performance is not predictive of future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

AMF LARGE CAP EQUITY FUND REVIEW
October 31, 2008

The one-year period ending October 31, 2008 was a very challenging one for equity market investors. The total return for the market, as measured by the Standard & Poors 500 Index, was -36.08%. Investors in the AMF Large Cap Equity Fund faired much better with a return of -26.23%, nearly 1,000 basis points better than the market average. The Fund also outperformed its peer group, the Lipper Large Cap Core Funds Average, by a similar amount relative to its average return of -36.13%. Consequently, the Fund was ranked in the top 2% of its peer group for the 1-year period ending October 31, 2008. Total return assumes the reinvestment of all dividends and capital gains and the deduction of all applicable expenses.

We attribute the Fund’s strong relative performance to our investment discipline which focuses on investing in high quality large capitalization stocks. These companies typically have lower risk attributes due to their consistency of earnings and dividends. In addition, your management team seeks to invest in these companies only when it believes each company’s intrinsic value exceeds its market value.

Over the course of the past fiscal year there have been many economic headwinds. The most damaging has been the global credit crisis which started with the housing bust resulting in large scale delinquencies and foreclosures. Credit markets recently came to a near stand-still and a number of leveraged financial institutions have failed or were in need of government assistance. Economies around the world have slowed dramatically and many are likely in a recession today. Employment trends have also been negative for nearly one year now. The lack of available credit has caused a massive de-leveraging among corporations of all types, institutional investors as well as individual households. This has resulted in a world-wide sell-off in financial assets from stocks to bonds in addition to hard assets such as commodities and real estate.

Our approach to investing has not changed during this difficult period as we believe the economy and our capitalistic system will endure and overcome these current challenges. Governments around the world are acting in a concerted fashion to provide liquidity to the global financial system. As difficult as these times are, long-term investors should welcome it as a rare opportunity to accumulate stakes in formidable companies at very favorable prices. Many of today’s sellers are selling due to liquidity demands rather than for fundamental reasons.

In keeping with our long-term investment approach, our turnover remained below 20%. This means our average holding period exceeds five years. We will consider eliminating holdings in the portfolio if we believe current market value exceeds our estimate of intrinsic value, if fundamentals deteriorate measurably such that intrinsic value becomes permanently impaired, or if better opportunities exist for alternative investment. The three holdings which were eliminated from the portfolio during the past year fell into each of these three categories, respectively: Anheuser Busch, American International Group and Federal Express. New additions to the portfolio during the past year include United Parcel Service (UPS) and United Technologies. Both of these companies are leaders in their industries and have achieved consistent and sustainable long-term earnings and dividend growth. The recent slowdown in the economy has given us the opportunity to acquire shares in these high quality companies at attractive values in our opinion.

As mentioned earlier, we believe this is an opportune time for long-term investors to accumulate shares in high quality companies at very attractive prices. Sometimes it is difficult for many investors to see the forest through the trees, however, our confidence in the long-term sustainability and resilience of our capitalistic system fortifies our optimism.

  Portfolio composition is subject to change.

  Past performance is not predictive of future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Investment
Comparison
(Unaudited)
Comparison of change in
value of a hypothetical
$10,000 investment for the
years ended October 31

Ultra Short Mortgage Fund

Gross Expense Ratio
0.76%

The above expense ratio is from the Funds’ prospectus dated March 1, 2008. Additional information pertaining to the Fund’s expense ratio as of October 31, 2008 can be found in the Financial Highlights.

Ultra Short Mortgage Fund

One	Five	Ten
Year	Year	Year

(15.95)	(0.96)	1.77
Ultra Short Fund

Gross Expense Ratio
0.78%

The above expense ratio is from the Funds’ prospectus dated March 1, 2008. Additional information pertaining to the Fund’s expense ratio as of October 31, 2008 can be found in the Financial Highlights.

Ultra Short Fund

One	Five	Since Inception
Year*	Year	(Nov 14, 2001)

(24.54)	(3.05)	(1.62)

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

Past performance is not predictive of future results. Performance figures in the table and graph do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. In 2008, Lehman indices became Barclay indices. The Barclay 6 Month T-Bill Bellwethers Index is an unmanaged index comprised of U.S. Government Treasury Bonds with an average maturity of six months. The index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Investment
Comparison
(Unaudited)
Comparison of change in
value of a hypothetical
$10,000 investment for the
years ended October 31

Short U.S. Government Fund

Gross Expense Ratio
0.48%

The above expense ratio is from the Funds’ prospectus dated March 1, 2008. Additional information pertaining to the Fund’s expense ratio as of October 31, 2008 can be found in the Financial Highlights.

Short U.S. Government Fund

One	Five	Ten
Year*	Year	Year

(6.23)	1.25	2.98

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
Intermediate Mortgage Fund

Gross Expense Ratio
0.58%

The above expense ratio is from the Funds’ prospectus dated March 1, 2008. Additional information pertaining to the Fund’s expense ratio as of October 31, 2008 can be found in the Financial Highlights.

Intermediate Mortgage Fund

One	Five	Ten
Year	Year	Year

(25.94)	(3.56)	0.69

Past performance is not predictive of future results. Performance figures in the table and graph do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. In 2008, Lehman indices became Barclay indices. The Barclay 1-3 Year Government Index is an unmanaged index generally representative of government securities with maturities of one to three years. The Barclay Fixed Rate Mortgage Backed Securities Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Barclay 1-5 Year Government Index is an unmanaged index generally representative of government securities with maturities of one to five years. The indices represent unmanaged groups of bonds that differ from the composition of each AMF Fund. The indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Investment
Comparison
(Unaudited)
Comparison of change in
value of a hypothetical
$10,000 investment for the
years ended October 31

US Government Mortgage Fund

Gross Expense Ratio
0.49%

The above expense ratio is from the Funds’ prospectus dated March 1, 2008. Additional information pertaining to the Fund’s expense ratio as of October 31, 2008 can be found in the Financial Highlights.

U.S. Government Mortgage Fund

One	Five	Ten
Year	Year	Year

(8.11)	1.28	3.30

Past performance is not predictive of future results. Performance figures in the table and graph do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. In 2008, Lehman indices became Barclay indices. The Barclay Fixed Rate Mortgage Backed Securities Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Investment
Comparison
(Unaudited)
Comparison of change in
value of a hypothetical
$10,000 investment for the
years ended October 31

Large Cap Equity Fund

The following graph shows that an investment of $10,000 in the Fund on October 31, 1998 would have been worth $10,463 on October 31, 2008, assuming all dividends and distributions had been reinvested. A similar investment in the S&P 500, over the same period, would have grown to $10,403. A similar investment in the Lipper Large Capitalization Core Funds Average, over the same period, would have grown to $10,353.

Gross Expense Ratio
1.27%

The above expense ratio is from the Funds’ prospectus dated March 1, 2008. Additional information pertaining to the Fund’s expense ratio as of October 31, 2008 can be found in the Financial Highlights.

Average Annual Total Return
Periods Ending October 31, 2008*

	One	Five	Ten
	Year	Years	Years

Large Cap Equity Fund	(26.23)	(0.95)	0.45
Lipper Large Capitalization Core Funds Average	(36.13)	(0.46)	0.08
Dow Jones Industrial Average (DJIA)	(31.21)	1.37	2.97
Standard & Poor’s 500 Composite Stock Price Index (S&P 500)	(36.08)	0.26	0.40

*	Assumes reinvestment of all dividends and distributions and the deduction of all applicable fees and expenses. Average annual returns are stated for periods greater than one year. Data for the S&P 500, DJIA and Lipper Large Capitalization Core Funds Average are from Lipper, Inc. The S&P 500 and DJIA do not include a reduction in total return for expenses.

 Past performance is not predictive of future results. Performance figures in the table and graph do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. The Lipper Large Capitalization Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 index. The Dow Jones Industrial Average represents the average of 30 actively traded blue chip stocks on the New York Stock Exchange (NYSE). The Standard & Poors 500 Index is an unmanaged index, generally representative of the U.S. stock market as a whole. Each of these indices represents an unmanaged group of securities that differ from the composition of each AMF Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities. To obtain current month-end performance information for any of the AMF Funds, please call 1-800-527-3713.

ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net		Principal
	Assets	Maturity Date	Amount	Value

CERTIFICATES OF DEPOSIT	5.3%
Bank of America, N.A.
3.68%		11/10/08	$2,500,000	$2,500,000

TOTAL CERTIFICATES OF DEPOSIT				2,500,000

REPURCHASE AGREEMENTS	94.7%
Citigroup Repo, 0.20%, (Agreement dated 10/31/08 to be repurchased at $44,220,737 on 11/3/08. Collateralized by various Adjustable Rate U.S. Government Mortgage-Backed Securities, 4.64%-5.24%, with a value of $45,104,400, due 2/1/34-12/1/37.)			44,220,000	44,220,000

TOTAL REPURCHASE AGREEMENTS				44,220,000

TOTAL INVESTMENTS (Cost $46,720,000)(a)	100.0%			46,720,000
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%			(15,729)

Net Assets applicable to 46,716,222 Shares of Common Stock issued and outstanding	100.0%			$46,704,271

Net Asset Value, Class I offering and redemption price per share ($32,568,366 ÷ 32,579,887 Shares)				$1.00

Net Asset Value, Class D offering and redemption price per share ($14,135,905 ÷ 14,136,335 Shares)				$1.00

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

CERTIFICATES OF DEPOSIT	1.7%
Bank of America, N.A.
3.68%		11/10/08	$17,500,000	$17,500,000

TOTAL CERTIFICATES OF DEPOSIT				17,500,000

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	60.6%
1 Yr. Constant Maturity Treasury Based ARMS	7.1%
Bear Stearns Adjustable Rate Mortgage Trust
5.78%		3/25/31	2,019,230	1,937,199
CS First Boston Mortgage Securities Corp.
6.97%		11/25/31	821,371	815,210
5.44%		6/25/32	574,819	448,029
Fannie Mae
5.44%		7/1/28	3,488,258	3,454,074
5.28%		8/1/29	2,899,329	2,817,487
5.74%		3/1/30	409,047	404,306
5.45%		1/1/32	5,449,451	5,354,581
5.49%		5/1/33	1,808,935	1,778,870
5.38%		9/1/33	4,590,741	4,512,919
5.73%		5/25/42	8,159,371	7,715,705
Fannie Mae Grantor Trust
5.76%		5/25/42	4,227,624	4,112,685
Fannie Mae Whole Loan
6.00%		8/25/42	4,486,955	4,352,346
Fifth Third Mortgage Loan Trust
4.62%		11/19/32	4,237,367	2,983,384
Freddie Mac
5.98%		10/1/22	1,664,588	1,647,523
5.51%		8/1/24	1,567,076	1,621,944
5.65%		9/1/27	1,847,463	1,814,440
5.54%		12/1/27	1,855,292	1,820,237
5.69%		12/1/27	1,813,510	1,775,807
5.53%		9/1/28	12,643,301	12,373,064
5.51%		9/1/30	1,343,702	1,317,645
5.53%		7/1/31	7,995,157	7,860,023
WAMU Mortgage Pass-Through Certificates
4.07%		4/25/44	5,212,548	3,407,703

				74,325,181

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

6 Mo. Certificate of Deposit Based ARMS	0.5%
Fannie Mae
4.84%		6/1/21	$1,699,829	$1,690,956
5.37%		12/1/24	2,704,953	2,724,821
Freddie Mac
5.82%		1/1/26	972,349	984,272

				5,400,049

6 Mo. London Interbank Offering Rate (LIBOR) Based ARMS	5.8%
Bear Stearns Adjustable Rate Mortgage Trust
6.62%		3/25/31	414,582	410,437
Fannie Mae
4.39%		9/1/27	4,158,798	4,124,272
4.16%		3/1/28	3,753,886	3,752,846
5.29%		6/1/28	593,343	600,250
4.73%		9/1/33	1,808,204	1,791,968
4.25%		11/1/33	2,938,844	2,909,171
4.96%		11/1/33	1,814,850	1,804,603
Freddie Mac
6.05%		9/1/30	4,432,605	4,508,686
Mastr Adjustable Rate Mortgages Trust
4.24%		1/25/34	1,098,838	1,007,153
MLCC Mortgage Investors, Inc.
4.52%		10/25/28	7,551,483	6,940,285
Structured Asset Mortgage Investments, Inc.
4.54%		7/19/32	3,113,541	2,873,215
5.55%		11/19/33	3,410,328	3,110,859
5.52%		12/19/33	6,422,363	6,077,161
Structured Asset Securities Corp.
5.19%		5/25/32	1,356,527	1,286,581
6.09%		11/25/32	1,974,923	1,842,233
6.62%		12/25/32	1,528,948	1,483,558
6.28%		2/25/33	2,016,408	1,783,260
6.15%		3/25/33	2,378,283	2,222,580
6.62%		5/25/33	7,078,249	6,879,173
5.93%		9/25/33	4,955,821	4,697,189

				60,105,480

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Cost of Funds Index Based ARMS	5.3%
Fannie Mae
5.68%		2/1/28	$19,158,316	$19,294,704
3.95%		8/1/33	11,734,142	11,692,979
3.97%		11/1/36	14,240,481	14,190,596
3.94%		6/1/38	9,962,206	9,927,079

				55,105,358

HYBRID ARMS	21.7%
Banc of America Funding Corp.
4.15%		5/25/35	11,067,998	8,242,991
4.62%		2/20/36	4,050,799	1,366,794
Banc of America Mortgage Securities
4.59%		7/25/33	3,293,003	2,683,051
5.29%		4/25/35	13,022,006	8,779,867
5.26%		7/25/35	17,015,857	13,635,801
Bear Stearns Adjustable Rate Mortgage Trust
5.05%		8/25/35	9,948,229	6,612,078
Chase Mortgage Finance Corp.
5.41%		1/25/36	7,246,107	4,604,604
Countrywide Home Loans
4.13%		11/19/33	2,853,548	2,219,743
5.98%		5/20/36	2,921,992	647,001
First Horizon Alternative Mortgage Securities
5.17%		6/25/35	7,016,109	3,944,399
First Horizon Mortgage Pass-Through Trust
5.21%		12/25/34	2,538,014	1,894,245
5.31%		6/25/35	12,195,572	8,301,829
GMAC Mortgage Corporation Loan Trust
5.20%		11/19/35	14,469,578	11,264,676
GSR Mortgage Loan Trust
4.57%		9/25/35	16,024,955	9,788,889
5.25%		10/25/35	11,515,817	7,281,438
JP Morgan Mortgage Trust
4.81%		7/25/35	7,017,493	3,671,573
5.21%		9/25/35	539,847	533,625
Mastr Adjustable Rate Mortgages Trust
6.44%		10/25/32	759,963	701,303
Merrill Lynch Mortgage Investors Trust
5.04%		2/25/34	4,447,708	3,422,999
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Morgan Stanley Mortgage Loan Trust
4.78%		2/25/34	$5,361,083	$4,076,701
4.84%		9/25/34	3,088,442	1,860,016
5.46%		6/25/36	8,446,942	4,552,751
Provident Funding Mortgage Loan Trust
4.31%		4/25/34	2,412,859	1,784,879
Residential Accredit Loans, Inc.
5.45%		4/25/35	6,000,211	3,473,577
Structured Adjustable Rate Mortgage Loan Trust
4.68%		5/25/34	8,151,833	4,849,446
6.08%		5/25/36	6,997,486	1,438,151
WAMU Mortgage Pass-Through Certificates
3.96%		6/25/33	1,838,035	1,413,154
5.34%		1/25/37	73,833,868	57,357,205
Wells Fargo Mortgage Backed Securities Trust
3.70%		9/25/34	6,714,981	4,422,978
4.54%		11/25/34	10,419,702	7,668,600
4.24%		12/25/34	13,768,595	10,015,818
5.03%		4/25/35	16,323,976	12,818,369
5.12%		3/25/36	14,286,619	7,410,740
5.64%		5/25/36	7,897,885	4,120,023

				226,859,314

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	20.2%
Adjustable Rate Mortgage Trust
3.46%		3/25/37	12,878,775	4,513,129
Banc of America Funding Corp.
4.57%		2/20/47	7,908,112	1,275,183
Fannie Mae
4.68%		9/18/31	3,274,192	3,137,825
Greenpoint Mortgage Funding Trust
3.57%		10/25/45	9,059,559	5,714,600
GSR Mortgage Loan Trust
3.61%		3/25/32	1,556,817	1,376,810
Indymac INDX Mortgage Loan Trust
3.56%		2/25/37	8,668,000	874,926
3.59%		2/25/37	3,618,000	214,819
3.61%		2/25/37	2,313,000	104,446
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

JP Morgan Alternative Loan Trust
3.48%		11/25/36	$4,846,949	$1,631,301
3.57%		11/25/36	11,655,670	1,409,608
Lehman XS Trust
3.42%		3/25/37	61,425,872	43,238,040
Merrill Lynch Mortgage Investors Trust
3.46%		7/25/36	6,020,483	3,653,680
Morgan Stanley Mortgage Loan Trust
3.50%		8/25/36	18,270,876	7,993,508
3.50%		9/25/36	7,039,033	4,281,710
3.50%		10/25/36	8,370,432	3,599,286
3.51%		11/25/36	12,662,500	4,685,125
Nomura Asset Acceptance Corp.
3.61%		12/25/35	3,872,756	1,828,515
Residential Accredit Loans, Inc.
3.48%		7/25/36	14,041,815	7,648,060
Structured Adjustable Rate Mortgage Loan Trust
3.47%		2/25/37	8,441,177	2,823,435
Thornburg Mortgage Securities Trust
3.39%		7/25/36	45,364,787	39,311,560
3.44%		9/25/46	35,077,539	30,305,990
Wells Fargo Mortgage Backed Securities Trust
3.76%		6/25/37	27,190,575	21,574,536
3.76%		6/25/37	24,770,335	19,654,181

				210,850,273

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				632,645,655

FIXED RATE MORTGAGE-RELATED SECURITIES	29.1%
Collateralized Mortgage Obligations	29.1%
Countrywide Home Loans
6.00%		12/25/36	16,238,890	13,683,316
Fannie Mae
5.50%		8/25/27	10,389,135	10,470,637
5.50%		8/25/28	7,388,300	7,455,256
6.00%		1/25/29	7,424,193	7,518,798
4.35%		3/25/34	20,522,321	19,747,027
4.50%		3/25/35	13,936,730	13,940,715
4.35%		9/25/36	35,725,673	34,012,973
4.25%		2/25/37	43,830,894	38,342,507
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

4.25%		4/25/37	$30,528,873	$26,746,627
4.25%		5/25/37	40,634,561	34,720,952
Freddie Mac
4.50%		12/15/13	18,120,229	17,989,380
4.25%		12/15/36	39,666,738	34,331,486
Government National Mortgage Association
4.50%		10/20/33	15,969,904	15,718,198
4.50%		11/20/36	17,434,155	16,780,787
Residential Accredit Loans, Inc.
6.00%		12/25/35	9,547,289	7,364,306
Residential Asset Securitization Trust
5.50%		9/25/35	5,457,604	5,455,889

				304,278,854

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				304,278,854

REPURCHASE AGREEMENTS	9.3%
Citigroup Repo, 0.20%, (Agreement dated 10/31/08 to be repurchased at $97,703,628 on 11/3/08. Collateralized by various Adjustable Rate U.S. Government Mortgage-Backed Securities, 3.91%-5.49%, with a value of $99,656,040, due 4/1/34-8/1/38.)			97,702,000	97,702,000

TOTAL REPURCHASE AGREEMENTS				97,702,000

TOTAL INVESTMENTS (Cost $1,315,888,792)(a)	100.7%			1,052,126,509

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)%			(7,546,580)

Net Assets applicable to 135,270,316 Shares of Common Stock issued and outstanding	100.0%			$1,044,579,929

Net Asset Value, offering and redemption price per share ($1,044,579,929 ÷ 135,270,316 Shares)				$7.72

*	The rates presented are the rates in effect at October 31, 2008.

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	82.6%
1 Yr. Constant Maturity Treasury Based ARMS	26.3%
Fannie Mae
5.36%		10/1/28	$329,679	$324,164
5.77%		12/1/30	815,795	803,100
5.45%		1/1/32	2,881,926	2,832,484
5.31%		7/1/33	1,254,945	1,226,982
Freddie Mac
5.59%		11/1/28	234,982	231,586
6.32%		1/1/29	1,012,779	1,002,075
5.56%		7/1/30	965,905	948,671
5.69%		9/1/30	152,151	149,507
5.83%		8/1/31	1,979,292	1,940,921
Fund America Investors Corp. II
5.65%		6/25/23	707,790	693,192
WAMU Mortgage Pass-Through Certificates
4.07%		4/25/44	438,649	286,767

				10,439,449

6 Mo. London Interbank Offering Rate (LIBOR) Based ARMS	2.2%
Structured Adjustable Rate Mortgage Loan Trust
5.42%		8/25/34	659,707	585,696
Structured Asset Securities Corp.
6.09%		11/25/32	167,489	156,236
6.09%		11/25/32	167,489	156,236

				898,168

Cost of Funds Index Based ARMS	0.9%
Regal Trust IV
4.42%		9/29/31	257,508	235,583
Ryland Mortgage Securities Corp.
4.79%		10/25/23	116,031	114,291

				349,874

HYBRID ARMS	41.0%
Adjustable Rate Mortgage Trust
4.90%		10/25/35	850,070	386,133
5.31%		3/25/36	557,812	305,762
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (continued)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Banc of America Funding Corp.
4.86%		5/20/35	$2,178,319	$715,522
4.62%		2/20/36	807,048	210,648
Banc of America Mortgage Securities
6.31%		1/20/38	1,883,172	907,619
Bear Stearns Adjustable Rate Mortgage Trust
4.82%		10/25/35	2,053,161	981,089
GSR Mortgage Loan Trust
5.21%		1/25/36	2,296,833	1,260,138
Indymac INDA Mortgage Loan Trust
5.09%		11/25/35	2,790,003	2,096,017
5.98%		9/25/36	2,038,030	1,732,007
Morgan Stanley Mortgage Loan Trust
5.46%		6/25/36	1,588,989	695,258
Mortgageit Trust
4.75%		5/25/35	552,114	385,804
4.75%		5/25/35	351,501	219,448
Sequoia Mortgage Trust
4.39%		4/20/35	522,901	336,441
Structured Adjustable Rate Mortgage Loan Trust
5.32%		4/25/35	1,703,567	965,734
5.75%		10/25/35	2,398,100	928,257
WAMU Mortgage Pass-Through Certificates
6.45%		2/25/33	134,107	104,274
5.34%		1/25/37	2,321,742	1,803,625
Wells Fargo Mortgage Backed Securities Trust
4.48%		5/25/35	790,853	545,259
4.21%		6/25/35	3,142,808	1,706,783

				16,285,818

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	12.2%
Adjustable Rate Mortgage Trust
3.53%		11/25/35	1,226,691	843,350
Bear Stearns Alt-A Trust
3.48%		8/25/36	2,322,680	829,592
Morgan Stanley Mortgage Loan Trust
3.35%		6/25/36	872,247	794,001
Sequoia Mortgage Trust
4.59%		9/20/33	909,797	753,053
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (concluded)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Structured Asset Mortgage Investments, Inc.
6.08%		2/19/35	$706,579	$483,786
Structured Asset Securities Corp.
4.51%		3/25/33	306,617	242,514
4.61%		5/25/33	523,986	458,487
4.46%		11/25/33	550,889	456,205

				4,860,988

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				32,834,297

FIXED RATE MORTGAGE-RELATED SECURITIES	9.4%
Collateralized Mortgage Obligations	9.4%
Fannie Mae
4.25%		4/25/37	3,160,888	2,774,116
Government National Mortgage Association
4.50%		10/20/33	987,773	972,205

				3,746,321

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				3,746,321

REPURCHASE AGREEMENTS	8.0%
Citigroup Repo, 0.20%, (Agreement dated 10/31/08 to be repurchased at $3,164,053 on 11/3/08. Collateralized by an Adjustable Rate U.S. Government Mortgage-Backed Security, 5.22%, with a value of $3,227,280, due 5/1/38.)			3,164,000	3,164,000

TOTAL REPURCHASE AGREEMENTS				3,164,000

TOTAL INVESTMENTS (Cost $55,524,273)(a)	100.0%			39,744,618
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0%			4,897

Net Assets applicable to 5,791,673 Shares of Common Stock issued and outstanding	100.0%			$39,749,515

Net Asset Value, offering and redemption price per share ($39,749,515 ÷ 5,791,673 Shares)				$6.86

*	The rates presented are the rates in effect at October 31, 2008.

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	29.7%
1 Yr. Constant Maturity Treasury Based ARMS	20.1%
Fannie Mae
5.63%		5/1/26	$1,334,259	$1,307,544
5.58%		5/1/31	1,333,708	1,315,592
5.45%		1/1/32	5,115,015	5,025,968
Freddie Mac
5.97%		5/1/18	270,501	267,022
5.56%		3/1/27	682,643	669,627
5.83%		8/1/31	3,640,449	3,569,876

				12,155,629

HYBRID ARMS	9.6%
Adjustable Rate Mortgage Trust
4.86%		10/25/35	967,282	536,524
Banc of America Funding Corp.
4.86%		5/20/35	2,502,198	821,908
Bear Stearns Adjustable Rate Mortgage Trust
4.82%		10/25/35	1,660,637	919,223
Indymac INDX Mortgage Loan Trust
5.23%		7/25/35	2,656,360	1,346,345
4.72%		9/25/35	862,124	357,954
WAMU Mortgage Pass-Through Certificates
5.34%		1/25/37	2,351,612	1,826,829

				5,808,783

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				17,964,412

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (continued)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

FIXED RATE MORTGAGE-RELATED SECURITIES	55.1%
15 Yr. Securities	0.1%
Freddie Mac
8.00%		12/17/15	$68,595	$68,896

Collateralized Mortgage Obligations	55.0%
Fannie Mae
4.50%		8/25/26	4,572,248	4,584,773
4.35%		3/25/34	2,324,919	2,237,088
4.35%		9/25/36	6,676,164	6,356,107
4.25%		4/25/37	2,524,602	2,211,827
Freddie Mac
4.50%		4/15/19	4,479,954	4,349,304
4.50%		11/15/32	3,791,058	3,793,427
4.25%		12/15/36	2,330,423	2,016,977
Government National Mortgage Association
4.50%		10/20/33	4,938,867	4,861,024
4.50%		11/20/36	2,989,828	2,877,780

				33,288,307

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				33,357,203

U.S. TREASURY OBLIGATIONS	16.6%
U.S. Treasury Notes
4.88%		5/15/09	1,920,000	1,957,012
4.50%		5/15/10	1,280,000	1,340,700
2.88%		1/31/13	3,200,000	3,265,875
4.75%		5/15/14	1,920,000	2,105,400
4.25%		11/15/14	1,280,000	1,371,900

TOTAL U.S. TREASURY OBLIGATIONS				10,040,887

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (concluded)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

REPURCHASE AGREEMENTS	4.5%
Citigroup Repo, 0.20%, (Agreement dated 10/31/08 to be repurchased at $2,717,045 on 11/3/08. Collateralized by an Adjustable Rate U.S. Government Mortgage-Backed Security, 5.22%, with a value of $2,771,340, due 5/1/38.)			$2,717,000	$2,717,000

TOTAL REPURCHASE AGREEMENTS				2,717,000

TOTAL INVESTMENTS (Cost $70,635,244)(a)	105.9%			64,079,502

LIABILITIES IN EXCESS OF OTHER ASSETS	(5.9)%			(3,545,093)

Net Assets applicable to 6,522,025 Shares of Common Stock issued and outstanding	100.0%			$60,534,409

Net Asset Value, offering and redemption price per share ($60,534,409 ÷ 6,522,025 Shares)				$9.28

*	The rates presented are the rates in effect at October 31, 2008.

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	39.6%
1 Yr. Constant Maturity Treasury Based ARMS	3.7%
Countrywide Home Loans
5.24%		1/20/35	$1,415,992	$1,192,531
Lehman XS Trust
3.67%		11/25/35	2,714,997	1,737,175

				2,929,706

HYBRID ARMS	34.3%
Adjustable Rate Mortgage Trust
5.24%		10/25/35	5,326,238	2,597,002
Banc of America Mortgage Securities
6.67%		3/25/33	289,034	264,308
5.85%		4/25/33	37,743	34,437
Bear Stearns Adjustable Rate Mortgage Trust
4.82%		10/25/35	7,350,284	3,774,071
Countrywide Alternative Loan Trust
5.15%		12/25/34	3,962,395	2,031,023
Countrywide Home Loans
4.99%		12/25/33	1,739,880	1,355,079
5.38%		11/25/35	4,327,506	1,992,275
CS First Boston Mortgage Securities Corp.
5.19%		6/25/33	260,071	201,541
First Horizon Alternative Mortgage Securities
5.32%		7/25/35	6,685,158	3,772,971
GSR Mortgage Loan Trust
5.21%		1/25/36	3,027,660	1,661,100
JP Morgan Mortgage Trust
4.96%		8/25/35	2,397,354	1,473,153
Structured Adjustable Rate Mortgage Loan Trust
4.46%		4/25/34	4,145,600	2,476,887
5.52%		6/25/36	5,499,695	4,509,484
Wells Fargo Mortgage Backed Securities Trust
6.13%		12/25/36	2,598,608	1,381,823

				27,525,154

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	1.6%
Banc of America Funding Corp.
4.59%		2/20/47	$2,598,731	$375,598
4.62%		2/20/47	2,166,690	266,774
Impac CMB Trust
4.28%		6/25/33	697,612	433,118
Merrill Lynch Alternative Note Asset
3.56%		1/25/37	1,977,034	91,438
Structured Adjustable Rate Mortgage Loan Trust
3.55%		2/25/37	1,497,612	59,904
3.58%		2/25/37	1,739,716	52,191
3.62%		2/25/37	2,149,446	42,989

				1,322,012

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				31,776,872

FIXED RATE MORTGAGE-RELATED SECURITIES	53.5%
15 Yr. Securities	4.7%
Fannie Mae
7.00%		3/1/15	335,747	347,057
7.00%		3/1/15	182,899	188,948
7.00%		3/1/15	170,152	175,515
7.50%		11/1/15	247,684	258,619
6.50%		1/1/16	243,361	248,570
6.00%		6/1/16	663,519	675,078
6.00%		7/1/17	715,446	723,706
6.00%		7/1/17	360,715	364,853
Freddie Mac
7.50%		1/1/10	48,852	49,199
6.00%		6/1/17	729,768	739,524

				3,771,069

30 Yr. Securities	14.6%
Fannie Mae
5.50%		2/1/38	5,070,977	4,957,672
5.00%		3/1/38	5,876,956	5,574,155
5.00%		3/1/38	1,255,373	1,190,693

				11,722,520

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Collateralized Mortgage Obligations	34.2%
Countrywide Alternative Loan Trust
5.50%		12/25/35	$4,004,312	$3,353,999
Credit Suisse Mortgage Capital Certificates
6.00%		2/25/37	3,542,762	2,926,781
6.00%		2/25/37	682,217	585,271
Fannie Mae
4.00%		10/25/32	3,015,383	2,767,256
5.00%		9/25/35	1,446,441	1,447,678
4.25%		4/25/37	2,377,387	2,086,486
First Horizon Alternative Mortgage Securities
6.00%		7/25/36	2,291,923	2,049,500
6.00%		7/25/36	1,902,176	1,184,699
Freddie Mac
5.00%		2/15/30	5,383,687	5,248,532
Government National Mortgage Association
4.50%		11/20/36	2,989,828	2,877,780
Residential Funding Mortgage Securities I
6.00%		1/25/37	4,116,129	2,881,030

				27,409,012

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				42,902,601

U.S. TREASURY OBLIGATIONS	2.3%
U.S. Treasury Notes
3.88%		2/15/13	904,400	955,555
4.25%		11/15/17	904,400	930,154

TOTAL U.S. TREASURY OBLIGATIONS				1,885,709

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

REPURCHASE AGREEMENTS	4.6%
Citigroup Repo, 0.20%, (Agreement dated 10/31/08 to be repurchased at $3,709,062 on 11/3/08. Collateralized by various Adjustable Rate U.S. Government Mortgage-Backed Securities, 5.21%-6.49%, with a value of $3,783,181, due 8/1/36-11/1/37.)			$3,709,000	$3,709,000

TOTAL REPURCHASE AGREEMENTS				3,709,000

TOTAL INVESTMENTS (Cost $116,844,950(a)	100.0%			80,274,182

LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%			(35,251)

Net Assets applicable to 12,551,325 Shares of Common Stock issued and outstanding	100.0%			$80,238,931

Net Asset Value, offering and redemption price per share ($80,238,931 ÷ 12,551,325 Shares)				$6.39

*	The rates presented are the rates in effect at October 31, 2008.

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	25.8%
HYBRID ARMS	13.9%
GSR Mortgage Loan Trust
5.21%		1/25/36	$4,105,948	$2,252,694
5.68%		4/25/36	3,322,128	1,631,142
Indymac INDA Mortgage Loan Trust
5.19%		11/25/35	3,076,253	1,805,774
5.71%		3/25/37	3,427,538	2,268,602
Wells Fargo Mortgage Backed Securities Trust
5.12%		9/25/35	839,000	355,549

				8,313,761

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	11.9%
Fannie Mae
3.68%		2/25/37	7,735,379	7,098,566

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				15,412,327

FIXED RATE MORTGAGE-RELATED SECURITIES	70.2%
15 Yr. Securities	0.6%
Fannie Mae
7.00%		3/1/15	391,437	403,775

30 Yr. Securities	18.7%
Fannie Mae
5.50%		7/1/37	8,234,975	8,050,974
5.00%		3/1/38	2,088,499	1,980,893
Government National Mortgage Association
7.50%		2/15/24	253,346	266,415
7.00%		4/15/27	244,183	252,376
6.00%		1/15/29	635,376	639,645

				11,190,303

Collateralized Mortgage Obligations	50.9%
Fannie Mae
5.00%		9/25/32	11,519,433	11,179,621
4.00%		1/25/33	599,549	554,821
5.50%		12/25/36	7,089,964	6,102,158
4.25%		4/25/37	3,262,334	2,863,150
See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Freddie Mac
4.50%		4/15/19	$6,616,087	$6,411,991
4.00%		3/15/33	800,700	719,203
4.25%		12/15/36	3,011,414	2,611,396

				30,442,340

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				42,036,418

REPURCHASE AGREEMENTS	4.0%
Citigroup Repo, 0.20%, (Agreement dated 10/31/08 to be repurchased at $2,407,040 on 11/3/08. Collateralized by an Adjustable Rate U.S. Government Mortgage-Backed Security, 5.21%, with a value of $2,455,140, due 11/1/37.)			2,407,000	2,407,000

TOTAL REPURCHASE AGREEMENTS				2,407,000

TOTAL INVESTMENTS
(Cost $68,828,470)(a)	100.0%			59,855,745
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%			(20,383)

Net Assets applicable to 6,753,416 Shares of Common Stock issued and outstanding	100.0%			$59,835,362

Net Asset Value, offering and redemption price per share ($59,835,362 ÷ 6,753,416 Shares)				$8.86

*	The rates presented are the rates in effect at October 31, 2008.

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net
	Assets	Shares	Value

COMMON STOCKS	94.5%
Advertising	2.4%
Omnicom Group, Inc.		32,000	$945,280

Automotive	1.9%
Harley-Davidson, Inc.		30,000	734,400

Banks	4.7%
Wells Fargo & Co.		55,000	1,872,750

Beverages Non-Alcoholic	8.7%
Coca-Cola Co.		39,000	1,718,340
PepsiCo, Inc.		30,000	1,710,300

			3,428,640

Building Products	3.3%
Home Depot, Inc.		55,000	1,297,450

Business Services	3.8%
Automatic Data Processing, Inc.		43,000	1,502,850

Computer Hardware	4.6%
Cisco Systems, Inc.(a)		68,000	1,208,360
Dell, Inc.(a)		51,000	619,650

			1,828,010

Computer Software & Services	8.0%
International Business Machines Corp.		17,000	1,580,490
Microsoft Corp.		70,000	1,563,100

			3,143,590

Consumer Non-Durable	4.9%
Procter & Gamble Co.		30,000	1,936,200

Distributor-Consumer Products	3.3%
Sysco Corp.		50,000	1,310,000

Diversified Manufacturing	13.1%
3M Co.		23,000	1,478,900
General Electric Co.		76,000	1,482,760
Illinois Tool Works, Inc.		30,000	1,001,700
United Technologies Corp.		22,000	1,209,120

			5,172,480

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (concluded)
STATEMENT OF NET ASSETS
October 31, 2008

	Percentage
	of Net
	Assets	Shares	Value

Financial Services	2.3%
American Express Co.		33,000	$907,500

Health Care	10.8%
Abbott Laboratories		23,000	1,268,450
Johnson & Johnson		32,000	1,962,880
UnitedHealth Group, Inc.		44,000	1,044,120

			4,275,450

Insurance	5.0%
Berkshire Hathaway, Inc.(a)		17	1,963,330

Medical Instruments	3.1%
Medtronic, Inc.		30,000	1,209,900

Oil & Gas	3.8%
Exxon Mobil Corp.		20,000	1,482,400

Retail	8.1%
Staples, Inc.		60,000	1,165,800
Wal-Mart Stores, Inc.		36,000	2,009,160

			3,174,960

Transportation & Shipping	2.7%
United Parcel Service, Inc.		20,000	1,055,600

TOTAL COMMON STOCKS			37,240,790

CASH EQUIVALENTS	5.3%
Money Market Mutual Funds
Vanguard Admiral Treasury Money Market Fund		1,051,958	1,051,958
Vanguard Federal Money Market Fund		1,037,431	1,037,431

TOTAL CASH EQUIVALENTS			2,089,389

TOTAL INVESTMENTS (Cost $37,770,063)(b)	99.8%		39,330,179
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%		98,060

Net Assets applicable to 5,724,138 Shares of Common Stock issued and outstanding	100.0%		$39,428,239

Net Asset Value, offering and redemption price per share ($39,428,239 ÷ 5,724,138 Shares)			$6.89

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2008

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$5,247,410	$86,306,035	$7,099,849	$5,205,708	$9,340,055	$5,107,887	$—
Dividend income	—	—	—	—	—	—	1,011,088

Total investment income	5,247,410	86,306,035	7,099,849	5,205,708	9,340,055	5,107,887	1,011,088

Operating expenses:
Investment advisory	253,092	7,475,514	562,593	268,043	552,884	233,664	319,622
Distribution — Class I Shares	183,829	4,153,054	312,551	160,827	236,953	140,199	122,931
Distribution — Class D Shares	277,049	—	—	—	—	—	—
Fund accounting	16	8,669	3,157	2,872	5,534	3,636	1,730
Administration	50,619	431,131	37,507	32,166	47,391	28,040	14,752
Custodian	28,897	202,985	28,901	20,524	27,502	16,795	13,699
Transfer agent	19,265	41,736	5,820	4,308	2,499	1,814	1,575
Legal	32,763	341,198	29,221	22,038	31,688	19,520	21,456
Chief Compliance Officer	9,117	105,022	7,618	6,462	9,080	5,802	5,155
Trustees	13,901	153,322	11,907	9,522	13,502	8,218	7,096
Other	57,118	385,536	46,563	44,737	41,031	27,813	19,611

Total expenses before fee reductions	925,666	13,298,167	1,045,838	571,499	968,064	485,501	527,627

Expenses reduced by Investment Adviser	(220,437)	(3,322,460)	(250,042)	—	(157,965)	—	—
Expenses reduced by Distributor	(146,867)	(1,661,200)	(125,019)	—	—	—	(49,172)

Net expenses	558,362	8,314,507	670,777	571,499	810,099	485,501	478,455

Net investment income	4,689,048	77,991,528	6,429,072	4,634,209	8,529,956	4,622,386	532,633

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENT ACTIVITIES:
Realized gains/(losses) from investment transactions	—	(8,614,677)	(3,401,963)	(1,048,594)	(2,394,346)	645,428	774,587
Realized (losses) from redemptions in-kind	—	(37,462,176)	(5,851,922)	(1,887,109)	(14,190,934)	(683,452)	—
Change in unrealized appreciation/depreciation on investments	—	(255,000,691)	(15,173,129)	(6,305,508)	(31,896,230)	(9,017,865)	(15,530,261)

Net realized/unrealized gains/(losses) from investment activities	—	(301,077,544)	(24,427,014)	(9,241,211)	(48,481,510)	(9,055,889)	(14,755,674)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,689,048	$(223,086,016)	$(17,997,942)	$(4,607,002)	$(39,951,554)	$(4,433,503)	$(14,223,041)

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund

	Year Ended	Year Ended
	October 31,	October 31,
	2008	2007

Increase (decrease) in net assets:
Operations:
Net investment income	$4,689,048	$9,130,122
Net realized (loss) from investment transactions	—	(407)

Change in net assets resulting from operations	4,689,048	9,129,715

Dividends paid to stockholders:
From net investment income:
Class I Stockholders	(3,456,779)	(7,063,436)
Class D Stockholders	(1,232,269)	(2,066,686)

Total dividends paid to stockholders	(4,689,048)	(9,130,122)

Capital Transactions:
Class I Shares:
Proceeds from sale of shares	630,094,592	697,711,439
Shares issued to stockholders in reinvestment of dividends	2,699,524	5,311,340
Cost of shares repurchased	(731,945,593)	(681,323,464)
Class D Shares:
Proceeds from sale of shares	310,578,699	515,475,607
Shares issued to stockholders in reinvestment of dividends	963,972	1,436,058
Cost of shares repurchased	(355,564,170)	(489,935,433)

Change in net assets from capital transactions	(143,172,976)	48,675,547

Change in net assets	(143,172,976)	48,675,140
Net Assets:
Beginning of year	189,877,247	141,202,107

End of year	$46,704,271	$189,877,247

Accumulated Net Investment Income (loss)	$—	$—

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Ultra Short Mortgage Fund		Ultra Short Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2008	2007	2008	2007

Increase (decrease) in net assets:
Operations:
Net investment income	$77,991,528	$116,825,860	$6,429,072	$10,577,060
Net realized gains/(losses) from investment transactions	(46,076,853)	(3,606,862)	(9,253,885)	(1,057,532)
Change in unrealized appreciation/depreciation on investments	(255,000,691)	(12,892,361)	(15,173,129)	(1,390,736)

Change in net assets resulting from operations	(223,086,016)	100,326,637	(17,997,942)	8,128,792

Dividends paid to stockholders:
From net investment income	(76,518,250)	(114,941,079)	(6,509,467)	(10,682,801)

Total dividends paid to stockholders	(76,518,250)	(114,941,079)	(6,509,467)	(10,682,801)

Capital Transactions:
Proceeds from sale of shares	55,000,899	134,185,923	9,811,324	21,157,500
Shares issued to stockholders in reinvestment of dividends	25,109,030	45,714,895	1,730,042	3,035,344
Cost of shares repurchased	(425,994,496)	(325,770,605)	(60,491,461)	(31,140,110)
Cost of in-kind shares repurchased	(441,820,355)	—	(81,953,699)	—

Change in net assets from capital transactions	(787,704,922)	(145,869,787)	(130,903,794)	(6,947,266)

Change in net assets	(1,087,309,188)	(160,484,229)	(155,411,203)	(9,501,275)
Net Assets:
Beginning of year	2,131,889,117	2,292,373,346	195,160,718	204,661,993

End of year	$1,044,579,929	$2,131,889,117	$39,749,515	$195,160,718

Accumulated net investment income/(loss)	$605,273	$239,116	$50,794	$81,378

See notes to financial statements.

Short U.S. Government Fund		Intermediate Mortgage Fund		U.S. Government Mortgage Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
2008	2007	2008	2007	2008	2007

$4,634,209	$7,352,578	$8,529,956	$12,920,019	$4,622,386	$7,474,660

(2,935,703)	(411,493)	(16,585,280)	(1,202,637)	(38,024)	93,396

(6,305,508)	89,925	(31,896,230)	(3,543,311)	(9,017,865)	(716,600)

(4,607,002)	7,031,010	(39,951,554)	8,174,071	(4,433,503)	6,851,456

(4,703,753)	(7,315,008)	(8,423,826)	(12,733,365)	(4,563,030)	(7,300,729)

(4,703,753)	(7,315,008)	(8,423,826)	(12,733,365)	(4,563,030)	(7,300,729)

14,604,973	1,475,743	550	251,950	10,850	126,266

2,819,194	4,473,716	1,549,547	3,989,540	1,699,652	4,140,857
(43,565,999)	(35,188,675)	(39,380,957)	(28,712,317)	(50,171,525)	(36,836,284)
(36,739,670)	—	(63,631,135)	—	(13,776,877)	—

(62,881,502)	(29,239,216)	(101,461,995)	(24,470,827)	(62,237,900)	(32,569,161)

(72,192,257)	(29,523,214)	(149,837,375)	(29,030,121)	(71,234,433)	(33,018,434)

132,726,666	162,249,880	230,076,306	259,106,427	131,069,795	164,088,229

$60,534,409	$132,726,666	$80,238,931	$230,076,306	$59,835,362	$131,069,795

$(46,162)	$945	$19,836	$8,699	$(16,483)	$(22,340)

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Large Cap Equity Fund

		Ten Months
	Year Ended	Ended	Year Ended
	October 31,	October 31,	December 31,
	2008	2007	2006

Increase (decrease) in net assets:
Operations:
Net investment income	$532,633	$297,918	$62,678
Net realized gains from investment transactions	774,587	5,389,677	6,951,631
Change in unrealized appreciation/depreciation on investments	(15,530,261)	(2,766,173)	2,267,874

Change in net assets resulting from operations	(14,223,041)	2,921,422	9,282,183

Dividends paid to stockholders:
From net investment income	(680,851)	(285,078)	(108,133)
From net realized gains	(5,389,673)	—	(6,909,248)
Tax Return of Capital	—	—	(3,839)

Total dividends paid to stockholders	(6,070,524)	(285,078)	(7,021,220)

Capital Transactions:
Proceeds from sale of shares	261,000	1,165,000	655,125
Shares issued to stockholders in reinvestment of dividends	3,588,225	164,526	3,393,465
Cost of shares repurchased	(1,588,308)	(12,665,730)	(23,780,798)

Change in net assets from capital transactions	2,260,917	(11,336,204)	(19,732,208)

Change in net assets	(18,032,648)	(8,699,860)	(17,471,245)
Net Assets:
Beginning of period	57,460,887	66,160,747	83,631,992

End of period	$39,428,239	$57,460,887	$66,160,747

Accumulated net investment income/(loss)	$93,626	$241,840	$—

See notes to financial statements.

ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS — CLASS I SHARES
Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,

	2008	2007		2006	2005		2004

Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.0250	0.0512		0.0465	0.0264		0.0104
Net realized losses from investments	—	—	(a)	—	—	(a)	—

Total from investment operations	0.0250	0.0512		0.0465	0.0264		0.0104

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0250)	(0.0512)		(0.0465)	(0.0264)		(0.0104)

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00		$1.00

Total return	2.53%	5.24%		4.76%	2.68%		1.04%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$32,568	$131,720		$110,021	$81,311		$31,883
Ratio of expenses to average net assets	0.20%	0.14%		0.18%	0.17%		0.11%
Ratio of net investment income to average net assets	2.82%	5.12%		4.68%	2.84%		1.04%
Ratio of expenses to average net assets*	0.43%	0.40%		0.43%	0.42%		0.41%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Net realized losses per share were less than $0.00005.

See notes to financial statements.

ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS — CLASS D SHARES
Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,

	2008	2007		2006	2005		2004

Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.0207	0.0462		0.0420	0.0219		0.0054
Net realized losses from investments	—	—	(a)	—	—	(a)	—

Total from investment operations	0.0207	0.0462		0.0420	0.0219		0.0054

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0207)	(0.0462)		0.0420	(0.0219)		(0.0054)

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00		$1.00

Total return	2.09%	4.72%		4.29%	2.22%		0.54%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$14,136	$58,157		$31,181	$38,622		$19,089
Ratio of expenses to average net assets	0.68%	0.64%		0.63%	0.63%		0.61%
Ratio of net investment income to average net assets	2.67%	4.60%		4.29%	2.23%		0.54%
Ratio of expenses to average net assets*	0.88%	0.85%		0.88%	0.88%		0.86%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Net realized losses per share were less than $0.00005.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,

	2008	2007	2006	2005	2004

Net asset value, beginning of year	$9.62	$9.68	$9.69	$9.83	$9.88

Income from investment operations:
Net investment income	0.4290	0.5107	0.4216	0.2706	0.1824
Net realized and unrealized gains (losses) from investments	(1.9116)	(0.0686)	0.0041 (a)	(0.0930)	(0.0070)

Total from investment operations	(1.4826)	0.4421	0.4257	0.1776	0.1754

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.4174)	(0.5021)	(0.4357)	(0.3176)	(0.2254)

Change in net asset value	(1.90)	(0.06)	(0.01)	(0.14)	(0.05)

Net asset value, end of year	$7.72	$9.62	$9.68	$9.69	$9.83

Total return	(15.95% )	4.67%	4.49%	1.83%	1.79%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$1,044,580	$2,131,889	$2,292,373	$2,674,298	$3,317,024
Ratio of expenses to average net assets	0.50%	0.46%	0.46%	0.46%	0.44%
Ratio of net investment income to average net assets	4.71%	5.28%	4.35%	2.80%	1.92%
Ratio of expenses to average net assets*	0.80%	0.76%	0.76%	0.76%	0.72%
Portfolio turnover rate	35%	59%	83%	63%	50%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

		Year Ended October 31,

	2008	2007	2006	2005	2004

Net asset value, beginning of year	$9.61	$9.74	$9.74	$9.87	$9.92

Income from investment operations:
Net investment income	0.4667	0.5137	0.4462	0.2909	0.1985
Net realized and unrealized gains (losses) from investments	(2.7462)	(0.1249)	0.0185	(0.0832)	(0.0217)

Total from investment operations	(2.2795)	0.3888	0.4647	0.2077	0.1768

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.4705)	(0.5188)	(0.4647)	(0.3377)	(0.2268)

Change in net asset value	(2.75)	(0.13)	—	(0.13)	(0.05)

Net asset value, end of year	$6.86	$9.61	$9.74	$9.74	$9.87

Total return	(24.99% )	4.07%	4.88%	2.14%	1.80%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$39,750	$195,161	$204,662	$231,797	$291,349
Ratio of expenses to average net assets	0.54%	0.48%	0.48%	0.49%	0.47%
Ratio of net investment income to average net assets	5.16%	5.29%	4.57%	2.99%	2.00%
Ratio of expenses to average net assets*	0.84%	0.78%	0.78%	0.79%	0.77%
Portfolio turnover rate	32%	36%	89%	36%	118%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,

	2008	2007	2006	2005	2004

Net asset value, beginning of year	$10.35	$10.37	$10.37	$10.61	$10.68

Income from investment operations:
Net investment income	0.4301	0.5222	0.4370	0.3421	0.2640
Net realized and unrealized gains (losses) from investments	(1.0594)	(0.0232)	0.0209	(0.2035)	(0.0415)

Total from investment operations	(0.6293)	0.4990	0.4579	0.1386	0.2225

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.4407)	(0.5190)	(0.4579)	(0.3786)	(0.2925)

Change in net asset value	(1.07)	(0.02)	—	(0.24)	(0.07)

Net asset value, end of year	$9.28	$10.35	$10.37	$10.37	$10.61

Total return	(6.71% )	4.93%	4.52%	1.33%	2.11%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$60,534	$132,727	$162,250	$156,322	$153,252
Ratio of expenses to average net assets	0.53%	0.48%	0.51%	0.50%	0.48%
Ratio of net investment income to average net assets	4.33%	5.04%	4.22%	3.24%	2.50%
Portfolio turnover rate	58%	42%	56%	95%	152%
See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,

	2008	2007	2006	2005	2004

Net asset value, beginning of year	$9.12	$9.29	$9.28	$9.57	$9.62

Income from investment operations:
Net investment income	0.4504	0.4810	0.4306	0.3792	0.2892
Net realized and unrealized gains (losses) from investments	(2.7388)	(0.1774)	0.0123	(0.2778)	(0.0233)

Total from investment operations	(2.2884)	0.3036	0.4429	0.1014	0.2659

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.4416)	(0.4736)	(0.4329)	(0.3914)	(0.3159)

Change in net asset value	(2.73)	(0.17)	0.01	(0.29)	(0.05)

Net asset value, end of year	$6.39	$9.12	$9.29	$9.28	$9.57

Total return	(25.94% )	3.31%	4.90%	1.07%	2.81%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$80,239	$230,076	$259,106	$277,961	$298,308
Ratio of expenses to average net assets	0.51%	0.48%	0.48%	0.48%	0.47%
Ratio of net investment income to average net assets	5.42%	5.19%	4.65%	4.02%	3.02%
Ratio of expenses to average net assets*	0.61%	0.58%	0.58%	0.58%	0.57%
Portfolio turnover rate	18%	39%	56%	95%	148%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,

	2008	2007	2006	2005	2004

Net asset value, beginning of year	$10.13	$10.18	$10.19	$10.59	$10.56

Income from investment operations:
Net investment income	0.4898	0.5287	0.5038	0.4855	0.3875
Net realized and unrealized gains (losses) on investments	(1.2772)	(0.0631)	(0.0053)	(0.3880)	0.0795

Total from investment operations	(0.7874)	0.4656	0.4985	0.0975	0.4670

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.4826)	(0.5156)	(0.5085)	(0.4975)	(0.4370)

Change in net asset value	(1.27)	(0.05)	(0.01)	(0.40)	0.03

Net asset value, end of year	$8.86	$10.13	$10.18	$10.19	$10.59

Total return	(8.11% )	4.69%	5.04%	0.92%	4.52%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$59,835	$131,070	$164,088	$166,048	$166,868
Ratio of expenses to average net assets	0.52%	0.49%	0.48%	0.48%	0.47%
Ratio of net investment income to average net assets	4.96%	5.20%	4.98%	4.66%	3.70%
Portfolio turnover rate	28%	39%	105%	71%	171%
See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

		Ten
	Year	Months
	Ended	Ended		Year Ended December 31,
	October 31,	October 31,
	2008	2007*		2006	2005	2004	2003

Net asset value, beginning of period	$10.47	$10.01		$9.77	$10.56	$10.61	$9.09

Income from investment operations:
Net investment income	0.09	0.05		0.01	0.01	0.05	0.01
Net realized and unrealized gains (losses) from investments	(2.57)	0.46		1.35	(0.29)	0.50	1.57

Total from investment operations	(2.48)	0.51		1.36	(0.28)	0.55	1.58

Less distributions
Dividends paid to stockholders:
From net investment income	(0.12)	(0.05)		(0.02)	(0.01)	(0.05)	(0.01)
From net realized gains on investments	(0.98)	—		(1.10)	(0.50)	(0.55)	(0.05)
Tax return of capital	—	—		— (a)	—	—	— (a)

Total distributions	(1.10)	(0.05)		(1.12)	(0.51)	(0.60)	(0.06)

Change in net asset value	(3.58)	0.46		0.24	(0.79)	(0.05)	1.52

Net asset value, end of period	$6.89	$10.47		$10.01	$9.77	$10.56	$10.61

Total return	(26.23% )	5.11%	(b)	13.83%	(2.70% )	5.16%	17.48%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$39,428	$57,461		$66,161	$83,632	$91,059	$107,923
Ratio of net expenses to average net assets	0.97%	1.18%	(c)	1.68%	1.44%	1.20%	1.32%
Ratio of net investment income to average net assets	1.08%	0.60%	(c)	0.09%	0.11%	0.46%	0.14%
Ratio of net expenses to average net assets**	1.07%	1.27%	(c)	—	—	—	—
Portfolio turnover rate	14%	13%		10%	23%	14%	22%

*	In connection with the reorganization of the AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) into the Large Cap Equity Fund on January 8, 2007, the Net Asset Value (NAV) of the Predecessor Fund changed to $10.00 per share. Shareholders received the number of shares of Large Cap Equity Fund equal in value to the number of shares held in the Predecessor Fund. The amounts presented prior to this date have been restated to reflect the change in NAV during the reorganization.
**	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a)	Distributions per share were less than $0.005.

(b)	Not annualized.

(c)	Annualized

See notes to financial statements.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2008
Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of October 31, 2008, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Money Market Fund and the Large Cap Equity Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of shares, Class I Shares and Class D Shares. Each Class I and Class D Shares of the Money Market Fund have the same rights and obligations except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements. Beginning in December 2008, the Large Cap Equity Fund will be authorized to sell two classes of shares, Class AMF Shares and Class H Shares. All outstanding shares of the current Large Cap Equity Fund will be renamed AMF Shares. Each Class AMF and Class H Shares of the Large Cap Equity Fund will have the same rights and obligations except that (i) Class AMF Shares will bear a distribution fee, while Class H Shares will not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

As of October 31, 2008, all of the Funds except the Money Market Fund and the Large Cap Equity Fund are closed to new investors and additional purchases by existing shareholders, however additional shares may still be issued to shareholders in reinvestment of dividends for all Funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Money Market Fund:

Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

The Funds’ debt securities (except money market instruments) are valued at market quotations or prices obtained from independent pricing services

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

approved by the Board of Trustees or, for certain securities, a fixed income fair value pricing methodology developed by the Adviser and approved by the Board of Trustees. Within such fair value pricing methodology, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Short-term instruments maturing within 60 days of the valuation date will be valued upon their amortized cost, which approximates market value.

Large Cap Equity Fund:

Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.

Liquidity and Valuation of Certain Securities

Recent instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities.

As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

market have experienced diminished liquidity and valuations and may be illiquid.

Short U.S. Government Fund and U.S. Government Mortgage Fund may invest up to twenty percent of their assets in non-agency mortgage-backed securities and the other Funds (other than the Money Market Fund and the Large Cap Equity Fund) may invest without limit in such securities.

As of October 31, 2008, the respective Funds’ holdings of non-agency mortgage-backed securities were:

Ultra Short Mortgage Fund	50%
Ultra Short Fund	59%
Short U.S. Government Fund	9%
Intermediate Mortgage Fund	56%
U.S. Government Mortgage Fund	14%

The current market instability has made it more difficult to obtain market quotations on many of the Funds’ portfolio securities. The value and related income of these securities are sensitive to changes in economic conditions, particularly changes in the housing market (e.g., housing prices, mortgage delinquencies and/or defaults). Deteriorating fundamentals in the U.S. housing market and heightened concerns about credit quality within the residential mortgage-backed securities market have adversely impacted the valuation of securities held by the Funds and resulted in increased volatility of the values of securities held by the Funds. Certain holdings of the Funds have also experienced material downgrades in their credit ratings by one or more nationally recognized statistical rating organizations (Moody’s, Standard & Poors, Fitch, etc.) as a result of these deteriorating housing fundamentals. Further deterioration in the housing industry could adversely impact a Fund’s NAV, future performance and liquidity.

Under current market conditions many of the Funds’ portfolio securities (particularly those in certain segments of the Funds’ non-agency holdings) may be deemed to be illiquid. Illiquid securities are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset values per share.

Redemption-In-Kind Policy

Pursuant to the First Amended and Restated Declaration of Trust, the Funds have reserved the right to effect in-kind redemptions when the Board of Trustees determines that it is in the best interest of the Funds to do so. In light of current market conditions, the Funds (other than the Money Market Fund and the Large Cap Equity Fund) activated the redemption-in-kind policy during the period covered by this report. Pursuant to an election made by the Funds pursuant to rule 18f-1 under the 1940 act, it is the policy of the Funds to effect redemption requests in an amount up to $250,000 over a ninety day period in cash. Redemptions in excess of this amount may be effected in-kind.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

For the fiscal year ending October 31, 2008, the Funds effected redemptions-in-kind as follows:

	Quantity of	Cost of	Realized (Losses)
	Redemptions In-Kind	Shares Redeemed	from Redemptions
	Processed	In-Kind	In-Kind

Ultra Short Mortgage Fund	26	$441,820,355	$(37,462,176)
Ultra Short Fund	7	81,953,699	(5,851,922)
Short U.S. Government Fund	1	36,739,670	(1,887,109)
Intermediate Mortgage Fund	7	63,631,135	(14,190,934)
U.S. Government Mortgage Fund	2	13,776,877	(683,452)

Realized gains and losses on redemptions in-kinds are recognized for financial reporting purposes, but are not considered to be realized for federal income tax purposes.

Recent Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007. At this time, the Funds do not believe the adoption of SFAS 157 will significantly impact the financial statements; however, additional disclosures may be required regarding the inputs used to develop the measurements and the effect these measurements had on the changes in assets for the period.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and related disclosures.

REPURCHASE AGREEMENTS

Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited. On October 31, 2008, all of the Funds (except the Large Cap Equity Fund) invested in repurchase agreements collateralized by mortgage-backed securities.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of October 31, 2008, the Funds did not own any when-issued or delayed-delivery securities.

DIVIDENDS TO SHAREHOLDERS

Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

In June, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first fiscal year beginning after December 15, 2006 and is to be applied to open tax years as of the effective date. Accordingly, the Funds were required to implement FIN 48 in their net assets value per share calculations as of April 30, 2008. Management has reviewed all open tax years with respect to the adoption of FIN 48, and has made the determination that there are no positions that will have an impact on the financial statements.

MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Fees and transactions with affiliates were as follows:

Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the “Adviser”). David Adamson is the current President of SAMI. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI). SISI is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and President of Shay Financial Services, Inc (SFSI), also a wholly-owned subsidiary of SISI.

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1 billion. The Adviser voluntarily waived its entire fee for the period from November 1, 2007 through February 29, 2008. For the period March 1, 2008 to October 31, 2008, the Adviser voluntarily waived 0.10% of its advisory fee. The Adviser voluntarily waived an additional amount of $2,791 of its fees and reimbursed class specific expenses in Class D in the amount of $10,750 during the year ended October 31, 2008.

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the year ended October 31, 2008.

The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the year ended October 31, 2008.

The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion.

The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the year ended October 31, 2008.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

The Adviser has contractually agreed to reduce its advisory fees charged to the Money Market Fund (both Class I and Class D Shares), the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75%. The Adviser has contractually agreed to reduce its advisory fees charged to the Large Cap

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

Equity Fund, for a period of one year, once the Fund begins issuing multiple classes of shares, to the extent that the daily ratio of operating expenses to average daily net assets of Class AMF Shares and Class H Shares exceed 1.30% and 0.90%, respectively.

SFSI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of SFSI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of combined net assets in excess of $2 billion. The fee is allocated between the two Funds based on their relative average net assets. The Distributor voluntarily waived a portion of its 12b-1 fee for the Class I Shares of the Money Market Fund so that the Fund paid 0.05% of average daily net assets for the year ended October 31, 2008. The Distributor voluntarily waived an additional amount of its fees during the year ended October 31, 2008. The Money Market Fund Class I distribution fee waivers amounted to $123,047 for the year ended October 31, 2008.

The distribution fee rate for the Money Market Class D Shares is 0.60% of average daily net assets. The Distributor voluntarily waived a portion of the 12b-1 fees for the Class D Shares of the Money Market Fund so that the Fund paid 0.55% of average daily net assets for the year ended October 31, 2008. The Distributor voluntarily waived an additional amount of its fees during the year ended October 31, 2008. The Money Market Fund Class D distribution fee waivers amounted to $23,820 for the year ended October 31, 2008.

The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid 0.15% of average daily net assets for the year ended October 31, 2008.

The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of net assets in excess of $1.5 billion.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid 0.15% of average daily net assets for the year ended October 31, 2008. The Large Cap Equity Fund Class H Shares will not have a distribution fee.

Citi Fund Services Ohio, Inc. (“Citi”), serves the Trust as administrator (the “Administrator”), fund accountant and transfer agent (the “Transfer Agent”). Citi is a wholly-owned subsidiary of Citi Investor Services, Inc. The fee rate for Citi’s services for each of the Funds, computed separately, is as follows: 0.03% of the first $1 billion, 0.02% of the next $1 billion, and 0.01% of net assets in excess of $2 billion, with a minimum annual fee of $458,733 for the Trust. Citi also receives an account based fee and other servicing expenses.

Under a Compliance Services Agreement between the Funds’ and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Funds’ Chief Compliance Officer (the

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

“CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $148,256 for the year ended October 31, 2008, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

C. Transactions in shares of the Funds for the years ended October 31, 2008 and October 31, 2007, and for the year ended October 31, 2008, the ten months ended October 31, 2007, and the year ended December 31, 2006 for the Large Cap Equity fund were as follows:

	Money Market Fund

	Year Ended	Year Ended
	October 31, 2008	October 31, 2007

Share transactions Class I:
Sale of shares	630,094,592	697,711,159
Shares issued to stockholders in reinvestment of dividends	2,699,524	5,311,340
Shares repurchased	(731,945,593)	(681,323,464)

Net increase (decrease)	(99,151,477)	21,699,035
Shares Outstanding
Beginning of year	131,731,364	110,032,329

End of year	32,579,887	131,731,364

Share transactions Class D:
Sale of shares	310,578,699	515,475,480
Shares issued to stockholders in reinvestment of dividends	963,972	1,436,058
Shares repurchased	(355,564,170)	(489,935,433)

Net increase (decrease)	(44,021,499)	26,976,105
Shares Outstanding
Beginning of year	58,157,834	31,181,729

End of year	14,136,335	58,157,834

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

	Ultra Short Mortgage Fund		Ultra Short Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2008	October 31, 2007	October 31, 2008	October 31, 2007

Share transactions:
Sale of shares	5,733,578	13,894,313	1,021,178	2,173,719
Shares issued to stockholders in reinvestment of dividends	2,705,379	4,734,757	187,957	312,516
Shares repurchased	(44,805,380)	(33,719,934)	(6,353,777)	(3,199,896)
In-kind shares repurchased	(50,027,909)	—	(9,362,048)	—

Net decrease	(86,394,332)	(15,090,864)	(14,506,690)	(713,661)
Shares Outstanding
Beginning of year	221,664,648	236,755,512	20,298,363	21,012,024

End of year	135,270,316	221,664,648	5,791,673	20,298,363

	Short U.S. Government Fund		Intermediate Mortgage Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2008	October 31, 2007	October 31, 2008	October 31, 2007

Share transactions:
Sale of shares	1,409,924	142,766	66	27,209
Shares issued to stockholders in reinvestment of dividends	275,471	432,501	179,820	430,733
Shares repurchased	(4,206,581)	(3,405,494)	(4,479,903)	(3,114,348)
In-kind shares repurchased	(3,778,911)	—	(8,379,443)	—

Net decrease	(6,300,097)	(2,830,227)	(12,679,460)	(2,656,406)
Shares Outstanding
Beginning of year	12,822,122	15,652,349	25,230,785	27,887,191

End of year	6,522,025	12,822,122	12,551,325	25,230,785

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

	U.S. Government Mortgage Fund		Large Cap Equity Fund

	Year Ended	Year Ended	Year Ended	Ten Months Ended	Year Ended
	October 31, 2008	October 31, 2007	October 31, 2008	October 31, 2007	December 31, 2006

Share transactions:
Sale of shares	1,060	12,377	28,685	6,272,726	4,516
Shares issued to stockholders in reinvestment of dividends	167,690	407,848	391,820	16,232	23,123
Shares repurchased	(4,907,071)	(3,606,094)	(183,714)	(1,254,220)	(161,107)
In-kind shares repurchased	(1,441,349)	—	—	—	—

Net increase (decrease)	(6,179,670)	(3,185,869)	236,791	5,034,738	(133,468)
Shares Outstanding
Beginning of period	12,933,086	16,118,955	5,487,347	452,609	586,077

End of period	6,753,416	12,933,086	5,724,138	5,487,347	452,609

D. At October 31, 2008, Net Assets consisted of the following:

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital	$46,886,120	$1,411,202,253	$68,157,439	$72,245,518	$130,376,540	$76,594,623	$36,999,910
Accumulated net investment income/(loss)	—	605,273	50,794	(46,162)	19,836	(16,483)	93,626
Accumulated net realized gain/(loss)	(181,849)	(103,465,314)	(12,679,063)	(5,109,205)	(13,586,677)	(7,770,053)	774,587
Net unrealized appreciation/(depreciation) of investments	—	(263,762,283)	(15,779,655)	(6,555,742)	(36,570,768)	(8,972,725)	1,560,116

Net Assets	$46,704,271	$1,044,579,929	$39,749,515	$60,534,409	$80,238,931	$59,835,362	$39,428,239

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

E. At October 31, 2008, liabilities for the Funds included:

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment advisory fee payable	$2,320	$229,895	$8,789	$13,071	$17,770	$13,011	$21,645
Administration fee payable	193	4,244	165	249	333	247	153
Distribution fee payable	8,699	137,938	5,274	7,842	10,662	7,806	4,995
Fund accounting fee payable	—	2,325	299	273	448	228	96
Transfer agent fee payable	13,351	21,941	2,730	1,552	1,365	1,577	13,043
Chief Compliance Officer payable	3,757	28,240	1,141	986	1,919	98	9,455
Distributions payable	3,449	3,672,435	207,146	155,679	453,272	244,535	—
Securities purchased payable	—	7,455,256	—	3,793,427	—	—	—
Capital shares redeemed payable	—	104,395	194	—	2,730	—	—
Other liabilities	61,689	410,064	49,671	47,737	58,351	32,467	32,410

F. For the year ended October 31, 2008, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra		Short		U.S.	Large
	Short	Ultra	U.S.	Intermediate	Government	Cap
	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$399,547,848	$36,013,308	$—	$79,241	$—	$6,493,291
Sales	342,193,479	22,381,501	1,363,766	60,513,439	5,608,414	9,402,129

For the year ended October 31, 2008, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	Ultra		Short		U.S.
	Short	Ultra	U.S.	Intermediate	Government
	Mortgage	Short	Government	Mortgage	Mortgage
	Fund	Fund	Fund	Fund	Fund

Purchases	$126,985,698	$999,899	$50,762,773	$26,584,022	$25,775,457
Sales	498,441,744	54,758,534	56,979,442	8,298,346	64,593,505

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

G. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2008, and 2007 were as follows:

	Distributions paid from	Total Taxable	Total Distributions
2008	Ordinary Income	Distributions	Paid*

Money Market Fund	$5,439,293	$5,439,293	$5,439,293
Ultra Short Mortgage Fund	82,186,692	82,186,692	82,186,692
Ultra Short Fund	7,202,634	7,202,634	7,202,634
Short U.S. Government Fund	5,095,794	5,095,794	5,095,794
Intermediate Mortgage Fund	8,943,448	8,943,448	8,943,448
U.S. Government Mortgage Fund	4,843,018	4,843,018	4,843,018

	Distributions paid from	Total Taxable	Total Distributions
2007	Ordinary Income	Distributions	Paid*

Money Market Fund	$9,104,277	$9,104,277	$9,104,277
Ultra Short Mortgage Fund	115,492,750	115,492,750	115,492,750
Ultra Short Fund	10,705,581	10,705,581	10,705,581
Short U.S. Government Fund	7,425,876	7,425,876	7,425,876
Intermediate Mortgage Fund	12,846,052	12,846,052	12,846,052
U.S. Government Mortgage Fund	7,469,556	7,469,556	7,469,556

*	Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the periods ended October 31, 2008, and 2007, and December 31, 2006 for the Large Cap Equity Fund were as follows:

	Distributions paid from	Net Long	Total Taxable	Tax Return of	Total Distributions
2008	Ordinary Income	Term Gains	Distributions	Capital	Paid

Large Cap Equity Fund	$680,847	$5,389,677	$6,070,524	$—	$6,070,524

	Distributions paid from	Net Long	Total Taxable	Tax Return of	Total Distributions
2007	Ordinary Income	Term Gains	Distributions	Capital	Paid

Large Cap Equity Fund**	$285,078	$—	$285,078	$—	$285,078

	Distributions paid from	Net Long	Total Taxable	Tax Return of	Total Distributions
2006	Ordinary Income	Term Gains	Distributions	Capital	Paid

Large Cap Equity Fund	$928,638	$6,088,743	$7,017,381	$3,839	$7,021,220

**	Fiscal Period from January 1, 2007 to October 31, 2007

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2008

At October 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Money Market Fund	$46,720,000	$—	$—	$—
Ultra Short Mortgage Fund	1,315,905,244	684,878	(264,463,613)	(263,778,735)
Ultra Short Fund	55,524,273	—	(15,779,655)	(15,779,655)
Short U.S. Government Fund	70,635,244	359,733	(6,915,475)	(6,555,742)
Intermediate Mortgage Fund	116,844,950	92,174	(36,662,942)	(36,570,768)
U.S. Government Mortgage Fund	68,828,470	63,678	(9,036,403)	(8,972,725)
Large Cap Equity Fund	37,770,063	7,745,356	(6,185,240)	1,560,116

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Undistributed					Total
	Undistributed	Long Term			Accumulated	Unrealized	Accumulated
	Ordinary	Capital	Accumulated	Distributions	Capital and	Appreciation/	Earnings
	Income	Gains	Earnings	Payable	Other Losses***	(Depreciation)	(Deficit)

Money Market Fund	$3,449	$—	$3,449	$(3,449)	$(181,849)	$—	$(181,849)
Ultra Short Mortgage Fund	4,277,709	—	4,277,709	(3,672,435)	(103,448,863)	(263,778,735)	(366,622,324)
Ultra Short Fund	257,941	—	257,941	(207,146)	(12,679,064)	(15,779,655)	(28,407,924)
Short U.S. Government Fund	109,517	—	109,517	(155,679)	(5,109,205)	(6,555,742)	(11,711,109)
Intermediate Mortgage Fund	473,108	—	473,108	(453,272)	(13,586,677)	(36,570,768)	(50,137,609)
U.S. Government Mortgage Fund	228,052	—	228,052	(244,535)	(7,770,053)	(8,972,725)	(16,759,261)
Large Cap Equity Fund	109,548	758,665	868,213	—	—	1,560,116	2,428,329

***	For federal income tax purposes at October 31, 2008, the following Funds had capital loss carry-forwards. All losses are available to offset future realized capital gains, if any.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
OCTOBER 31, 2008

At October 31, 2008, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount	Expires	Amount	Expires

Money Market Fund	$181,035	2011	$407	2015
Money Market Fund	407	2013
Ultra Short Mortgage Fund	2,995,058	2010	13,969,341	2014
Ultra Short Mortgage Fund	33,378,700	2011	1,808,482	2015
Ultra Short Mortgage Fund	24,633,492	2012	7,491,105	2016
Ultra Short Mortgage Fund	19,172,685	2013
Ultra Short Fund	1,342,312	2010	1,784,218	2014
Ultra Short Fund	1,849,300	2011	1,128,003	2015
Ultra Short Fund	1,616,100	2012	3,451,774	2016
Ultra Short Fund	1,507,357	2013
Short U.S. Government Fund	236,551	2011	880,563	2014
Short U.S. Government Fund	757,854	2012	357,577	2015
Short U.S. Government Fund	1,805,629	2013	1,071,031	2016
Intermediate Mortgage Fund	312,894	2010	2,863,116	2014
Intermediate Mortgage Fund	3,013,622	2011	1,013,863	2015
Intermediate Mortgage Fund	2,261,965	2012	2,299,353	2016
Intermediate Mortgage Fund	1,821,864	2013
U.S. Government Mortgage Fund	181,530	2010	3,057,928	2014
U.S. Government Mortgage Fund	1,808,782	2011
U.S. Government Mortgage Fund	2,721,813	2012

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains to offset will not be distributed to shareholders. During the fiscal year ended October 31, 2008, the Money Market Fund, Ultra Short Mortgage Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and the U.S. Government Mortgage Fund had net capital loss carryforward amounts expire of $14,744, $1,824,665, $1,193,651, $2,029,049 and $2,276,740, respectively.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these difference are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
the Asset Management Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, U.S. Government Mortgage Fund, and the Large Cap Equity Fund (collectively referred to as the “Funds”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended (for the Large Cap Equity Fund the year ended October 31, 2008 and the period ended October 31, 2007) and the financial highlights for each of the five years in the period then ended (for the Large Cap Equity Fund for the year ended October 31, 2008 and the period ended October 31, 2007), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets of the Large Cap Equity Fund for the year ended December 31, 2006 and the financial highlights of the Large Cap Equity Fund for the four years ended December 31, 2006 were audited by other auditors, whose report dated February 20, 2007 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Columbus, Ohio
December 29, 2008

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2008 (Unaudited)
Other Federal Income Tax Information

For the year ended October 31, 2008, certain distributions paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15% Complete information will be reported in conjunction with your 2008 Form 1099-DIV.

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended October 31, 2008, qualify for corporate dividends received deduction for the following Fund:

Fund	Percentage

Large Cap Equity Fund	100%

For the year ended October 31, 2008, the following Funds paid qualified dividend income for purposes of reduced individual federal income tax rates of:

Fund	Percentage

Large Cap Equity Fund	100%

The accompanying table below details distributions designated from long-term capital gains for the following funds for the fiscal year ended October 31, 2008:

Fund	Amount

Large Cap Equity Fund	$5,389,677

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
OCTOBER 31, 2008 (Unaudited)

Disclosure regarding Annual Review of Asset Management Fund’s Investment Advisory Agreements

The Board of Trustees of Asset Management Fund (the “Trust”) approved the renewal of the investment advisory agreement for each series of the Trust (each, a “Fund” and collectively, the “Funds”) with the Funds’ investment adviser, Shay Assets Management, Inc. (the “Adviser”), at a meeting on January 25, 2008. In considering renewal of the investment advisory agreements, the Board of Trustees (the “Board”) received a recommendation from the Independent Trustees for the renewal of each investment advisory agreement.

In preparation for their review process, the Independent Trustees met with the Trust’s counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Adviser. The Adviser provided information in response to the request. Among other information, the Independent Trustees reviewed materials to assess the services provided by the Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the investment advisory agreements to the Adviser, economies of scale and fall-out benefits to the Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the investment advisory agreements. In considering renewal of the investment advisory agreements, the Independent Trustees met independently of management and of the interested Trustees to review and discuss materials received from the Adviser and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the investment advisory agreements.

Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to renew each investment advisory agreement. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services.  The Board considered the nature, quality and extent of services provided under the investment advisory agreements. The Board reviewed the experience and skills of senior management and the investment management team and the organizational stability of the Adviser. The Board also considered the Adviser’s ability to manage investments that met the special needs of the shareholders of the Funds. The Board also considered the compliance program established by the Adviser and the level of compliance attained by the Adviser. The Board additionally considered the portfolio securities valuation services provided by the Adviser. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Adviser provides to each Fund were satisfactory.

Investment Performance.  The Board reviewed each Fund’s investment performance over the period ended October 31, 2007 and compared this information to the performance of a peer group of funds in the same Lipper category based on Lipper Inc. information and data. The Board also reviewed each Fund’s investment performance as compared to appropriate market indices for the one-, five- and ten-year periods, as applicable. The Board considered whether investment results were consistent with a Fund’s investment

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
OCTOBER 31, 2008 (Unaudited)

objective and policies and noted that the Funds (other than the Ultra Short Fund and the Large Cap Equity Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer group of funds for the most part are not subject to such limitations. The Board concluded that investment performance of each fund was satisfactory, taking into account the circumstances of each Fund. For the Money Market Fund, the Board reviewed the performance of the Class I Shares, which were compared to the Lipper Institutional U.S. Government Money Market Funds category. In reviewing the performance of the Intermediate Mortgage Fund, the Board noted that the Fund has a shorter duration than its Lipper peer group of funds, which impacts its relative performance. The Board also took into account the Adviser’s adherence to its investment style and strategies and the Intermediate Mortgage Fund’s investment limitations. On the basis of this evaluation and its ongoing review of investment results, the Board concluded that the Adviser’s performance was satisfactory as to all Funds with respect to investment performance.

Fees and Expenses.  The Board reviewed each Fund’s investment advisory fees and total expense ratios. The Board received information, based upon Lipper Inc. data comparing each Fund’s investment advisory fee and total expense ratio to the investment advisory fees and total expense ratios of funds in a peer group. The Board also received information on fee waivers and/or reimbursements and noted that all of the Funds, other than the Short U.S. Government Fund, U.S. Government Mortgage Fund and the Large Cap Equity Fund are currently were benefiting from fee waivers. The information provided to the Board showed that each Fund’s investment advisory fee, with the exception of the Large Cap Equity Fund, after taking into account fee waivers was below the average of the Lipper peer group. The information also showed that the actual total expense ratio of each Fund was below or within a reasonable range of the peer group average. The Board noted that historically the Adviser has waived fees consistent with the current waiver levels. With respect to the Large Cap Equity Fund, the Board concluded that the fees paid by the Fund were competitive with the fees paid by similar mutual funds of a similar size. The Board also concluded that the contractual advisory fees are within a reasonable range of the peer group average and that the Adviser has indicated an intention to continue the current level of voluntary waivers for the Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund and Intermediate Mortgage Fund. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Adviser.

Profitability.  The Board considered certain financial information related to the costs and profitability of the Adviser’s investment advisory agreements with the Funds.

The Board also considered that for the Money Market Fund, the net income generated from the advisory relationship was negative. The Board also received the financial statements of the Adviser and its parent company, Shay Investment Services, Inc., for various periods. Based upon the information provided, the Board concluded that the profits realized by the Adviser in connection with the management of the Funds were not unreasonable.

Economies of Scale.  The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
OCTOBER 31, 2008 (Unaudited)

for each Fund except for the Ultra Short Fund. The Board concluded that given the size of the Ultra Short Fund the institution of breakpoints was not necessary at this time. The Board also considered whether the investment advisory fee rate for each Fund is reasonable in relation to the size of such Fund. The Board concluded that the investment advisory fee schedule reflects an appropriate level of sharing of any economies of scale.

Other Benefits to the Adviser.  The Board also considered the character and amount of other incidental benefits received by the Adviser and its affiliate, Shay Financial Services, Inc., which acts as the Trust’s distributor, as a result of the Adviser’s relationship with the Funds. The Board considered payments under the Funds’ Rule 12b-1 Plan to the distributor and noted that the distributor reported a net loss on distribution services provided to the Trust during the fiscal year ended October 31, 2007. The Board considered the advantage that the distributor’s knowledge of its clients’ investing preferences offers the Funds. The Board noted that the distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Adviser does not use brokerage of the Funds to obtain third party research.

Conclusion.  Based upon all the information considered and the conclusions reached, the Board determined that the terms of the investment advisory agreements continue to be fair and reasonable and that continuance of the agreements is in the best interests of each Fund.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
OCTOBER 31, 2008 (Unaudited)

Trustees and Officers of Asset Management Fund

			Number of
	Position(s) Held with		Portfolios
	Trust, Length of Time		in Fund	Other
	Served and Term	Principal Occupation(s)	Complex	Directorships
Name, Address and Age	of Office	During Past 5 Years	Overseen	Held

Independent Trustees
Richard M. Amis 630 Clarksville Street Paris, TX 75460 Age: 57	Trustee since 1997. Indefinite Term of Office	President, First Federal Community Bank since 1984; Director, First Financial Trust Company from 1993 to 2006; and Chairman, Texas Savings and Community Bankers Association from 1997 to 1998.	7	None
David F. Holland 17 Ledgewood Circle Topsfield, MA 01983 Age: 66	Trustee since 1993 and from 1988 to 1989. Indefinite Term of Office	Retired; Chairman of the Board, Chief Executive Officer and President, BostonFed Bancorp Inc. from 1995 to 2005; Chairman of the Board from 1989 to 2005 and Chief Executive Officer from 1986 to 2005, Boston Federal Savings Bank; Consultant, TD Banknorth since 2005.	7	TD Banknorth - Massachusetts
Gerald J. Levy 4000 W. Brown Deer Road Milwaukee, WI 53209 Age: 76	Vice Chairman of the Board since 1997 and Trustee since 1982. Indefinite Term of Office	Chairman since 1984 and Director since 1963, Guaranty Bank, F.S.B.	7	FISERV, Inc.; Guaranty Financial; Federal Home Loan Bank of Chicago
William A. McKenna, Jr. 42 Dorothy Grace Road Saugerties, NY 12477 Age: 71	Trustee since 2002. Indefinite Term of Office	Retired; Chairman and Chief Executive Officer from 1992 to 2004 and President from 1985 to 2001, Ridgewood Savings Bank.	7	RSGroup Trust Company; RetirementSystem Group, Inc.; Irish Educational Development Foundation, Inc.; The Catholic University of America; RSI Retirement Trust; St. Vincent’s Services; Boys Hope Girls Hope; Calvary Hospital Fund; St. Aloysius School; American Institute of Certified Public Accountants; TransVideo Communications, Inc.
Christopher M. Owen 5615 Chesbro Avenue San Jose, CA 95123 Age: 61	Trustee since 2005. Indefinite Term of Office	President and Chief Executive Officer, Meriwest Credit Union since 1995.	7	Meriwest Mortgage LLC

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (concluded)
OCTOBER 31, 2008 (Unaudited)

Trustees and Officers of Asset Management Fund (continued)

			Number of
	Position(s) Held with		Portfolios
	Trust, Length of Time		in Fund	Other
	Served and Term	Principal Occupation(s)	Complex	Directorships
Name, Address and Age	of Office	During Past 5 Years	Overseen	Held

Maria F. Ramirez One Liberty Plaza, 46th Floor New York, NY 10006 Age: 60	Trustee since 2005. Indefinite Term of Office	President and Chief Executive Officer, Maria Fiorini Ramirez Inc. (a global economic and financial consulting firm) since 1992.	7	Schroder Hedge Funds Bermuda; Pace University; Sovereign Bank; Security Mutual Insurance Company

Interested Trustees[1]
Rodger D. Shay[2] 1000 Brickell Avenue Miami, FL 33131 Age: 72	Chairman of the Board since 1997 and Trustee since 1993 and from 1985 to 1990. Indefinite Term of Office	Chairman and Director of Shay Investment Services, Inc. and Shay Financial Services, Inc. since 1997.	7	Shay Assets Management, Inc.
Rodger D. Shay, Jr.[2] 230 West Monroe Street Suite 2810 Chicago, IL 60606 Age: 49	Trustee since 2002. Indefinite Term of Office President since 2005. Term of Office Expires 2009	President and Chief Executive Officer of Shay Financial Services, Inc. since 1997; President, Shay Assets Management, Inc. since 2005.	7	Family Financial Holdings, LLC; First Financial Bank and Trust

Officers
Robert T. Podraza 1000 Brickell Avenue Miami, FL 33131 Age: 64	Vice President and Assistant Treasurer since 1998. Term of Office Expires 2009	Vice President, Shay Investment Services, Inc. since 1990; Vice President and Chief Compliance Officer, Shay Financial Services, Inc. since 1990 and 1997, respectively; Vice President, Shay Assets Management, Inc. since 1990.	7	None
Arthur Jensen 3435 Stelzer Road Columbus, OH 43219 Age: 42	Treasurer since 2008. Term of Office Expires 2009	Senior Vice President, Citi Fund Services Ohio, Inc. since 2008; Vice President at JP Morgan Funds Management, Inc. from 2005 to 2008. Vice President at BISYS Fund Services Ohio, Inc. from 2001 to 2005.	7	None
Daniel K. Ellenwood 230 West Monroe Street Suite 2810 Chicago, IL 60606 Age: 39	Secretary since 1998. Term of Office Expires 2009	Chief Compliance Officer since 2004 and prior thereto Assistant Vice President, Operations/ Compliance Officer and Operations Manager, Shay Assets Management, Inc.	7	None

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (concluded)
OCTOBER 31, 2008 (Unaudited)

Trustees and Officers of Asset Management Fund (concluded)

			Number of
	Position(s) Held with		Portfolios
	Trust, Length of Time		in Fund	Other
	Served and Term	Principal Occupation(s)	Complex	Directorships
Name, Address and Age	of Office	During Past 5 Years	Overseen	Held

Frederick J. Schmidt 1 RexCorp Plaza Uniondale, NY 11556 Age: 49	Chief Compliance Officer since 2004. Term of Office Expires 2009	Senior Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services Ohio, Inc. since 2004; Chief Compliance Officer of four other investment companies or fund complexes for which CCO Services of Citi Fund Services Ohio, Inc. provides compliance services since 2004; President, FJS Associates (regulatory consulting firm) from 2002 to 2004; Vice President Credit Agricole Asset Management, U.S. from 1987 to 2002.	7	None
Christine A. Cwik 230 West Monroe Street Suite 2810 Chicago, IL 60606 Age: 59	Assistant Secretary since 1999. Term of Office Expires 2009	Executive Secretary, Shay Assets Management, Inc. since 1999.	7	None
Danio Mastropieri 100 Summer Street Suite 1500 Boston, MA 02110 Age: 36	Assistant Secretary since 2008. Term of Office Expires 2009	Assistant Vice President, Citi Fund Services Ohio, Inc. since 2007; From July 2004 through July 2007, Regulatory Administration Specialist, PFPC Inc.; From February 2003 through July 2004, Document Review Attorney, Special Counsel.	7	None

1	A trustee is an “interested person” of the Trust under the 1940 Act because he holds certain positions with the Trust’s Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust’s Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.
2	Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Chairman of the Board of Trustees and Trustee.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
OCTOBER 31, 2008 (Unaudited)

A. SECURITY ALLOCATION:

MONEY MARKET FUND

Percentage of
Security Allocation	Net Assets

Repurchase Agreements	94.7%
Certificates of Deposit	5.3%

Total	100.0%

ULTRA SHORT MORTGAGE FUND

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	60.6%
Fixed Rate Mortgage-Related Securities	29.1%
Repurchase Agreements	9.3%
Certificates of Deposit	1.7%

Total	100.7%

ULTRA SHORT FUND

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	82.6%
Fixed Rate Mortgage-Related Securities	9.4%
Repurchase Agreements	8.0%

Total	100.0%

SHORT U.S. GOVERNMENT FUND

Percentage of
Security Allocation	Net Assets

Fixed Rate Mortgage-Related Securities	55.1%
Adjustable Rate Mortgage-Related Securities	29.7%
U.S. Treasury Obligations	16.6%
Repurchase Agreements	4.5%

Total	105.9%

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
OCTOBER 31, 2008 (Unaudited)

INTERMEDIATE MORTGAGE FUND

Percentage of
Security Allocation	Net Assets

Fixed Rate Mortgage-Related Securities	53.5%
Adjustable Rate Mortgage-Related Securities	39.6%
Repurchase Agreements	4.6%
U.S. Treasury Obligations	2.3%

Total	100.0%

U.S. GOVERNMENT MORTGAGE FUND

Percentage of
Security Allocation	Net Assets

Fixed Rate Mortgage-Related Securities	70.2%
Adjustable Rate Mortgage-Related Securities	25.8%
Repurchase Agreements	4.0%

Total	100.0%

LARGE CAP EQUITY FUND

Percentage of
Security Allocation	Net Assets

Common Stocks	94.5%
Cash Equivalents	5.3%

Total	99.8%

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
OCTOBER 31, 2008 (Unaudited)

B. EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 through October 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending Account	Expense Paid	Expense Ratio
		Account Value	Value	During Period*	During Period**
		5/1/08	10/31/08	5/1/08 - 10/31/08	5/1/08 - 10/31/08

Money Market Fund	Class I	$1,000.00	$1,007.90	$1.62	0.32%
	Class D	1,000.00	1,006.00	3.68	0.73%
Ultra Short Mortgage Fund		1,000.00	844.50	2.55	0.55%
Ultra Short Fund		1,000.00	752.60	2.56	0.58%
Short U.S. Government Fund		1,000.00	919.50	2.51	0.52%
Intermediate Mortgage Fund		1,000.00	784.70	2.42	0.54%
U.S. Government Mortgage Fund		1,000.00	901.70	2.53	0.53%
Large Cap Equity Fund		1,000.00	800.20	4.71	1.04%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
OCTOBER 31, 2008 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending Account	Expense Paid	Expense Ratio
		Account Value	Value	During Period*	During Period**
		5/1/08	10/31/08	5/1/08 - 10/31/08	5/1/08 - 10/31/08

Money Market Fund	Class I	$1,000.00	$1,023.53	$1.63	0.32%
	Class D	1,000.00	1,021.47	3.71	0.73%
Ultra Short Mortgage Fund		1,000.00	1,022.37	2.80	0.55%
Ultra Short Fund		1,000.00	1,022.22	2.95	0.58%
Short U.S. Government Fund		1,000.00	1,022.52	2.64	0.52%
Intermediate Mortgage Fund		1,000.00	1,022.42	2.75	0.54%
U.S. Government Mortgage Fund		1,000.00	1,022.47	2.69	0.53%
Large Cap Equity Fund		1,000.00	1,019.91	5.28	1.04%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (concluded)
OCTOBER 31, 2008 (Unaudited)

C. OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-527-3713.

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DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street, Suite 2810
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street, Suite 2810
Chicago, IL 60606

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder Price, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
41 South High Street
Columbus, OH 43215

CHAIRMAN’S LETTER
ASSET MANAGEMENT FUND REVIEW
AMF LARGE CAP EQUITY FUND REVIEW
INVESTMENT COMPARISON
MONEY MARKET FUND STATEMENT OF NET ASSETS
ULTRA SHORT MORTGAGE FUND STATEMENT OF NET ASSETS
ULTRA SHORT FUND STATEMENT OF NET ASSETS
SHORT U.S. GOVERNMENT FUND STATEMENT OF NET ASSETS
INTERMEDIATE MORTGAGE FUND STATEMENT OF NET ASSETS
U.S. GOVERNMENT MORTGAGE FUND STATEMENT OF NET ASSETS
LARGE CAP EQUITY FUND STATEMENT OF NET ASSETS
STATEMENTS OF OPERATIONS
NOTES TO FINANCIAL STATEMENTS
Item 2. Code of Ethics
Item 3. Audit Committee Financial Expert
Item 4. Principal Accountant Fees and Services
Item 5. Audit Committee of Listed Registrants
Item 6. Schedule of Investments
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Item 10. Submission of Matters to a Vote of Security Holders
Item 11. Controls and Procedures
Item 12. Exhibits
SIGNATURES
EX-99.C0DE
EX-99.CERT
EX-99.906CERT

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is David F. Holland, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees
2007 — PricewaterhouseCoopers LLP $139,500
2008 — PricewaterhouseCoopers LLP $148,000
(b) Audit-Related Fees
2007 — $0
2008 — $0
(c) Tax Fees
2007 — Tax audit & returns PricewaterhouseCoopers LLP $24,000
2008 — Tax audit & returns PricewaterhouseCoopers LLP $25,500
(d) All Other Fees
2007 — $0
2008 — $0
(e)	(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the trust’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to the fund, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(2)None of the services summarized in (b)–(d), above, were approved by the audit committee pursuant to rule 2-01(c)(7)(i)(C) of regulation S-X.

(f)	0% for 2007 and 2008.

(g)	$0 for 2007 and 2008.

(h)	There were no non-audit services billed for 2007 and 2008.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
6(a) Not applicable.

6(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Asset Management Fund

By (Signature and Title)	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date	January 9, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date	January 9, 2009

By (Signature and Title)	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr.

Date	January 8, 2009